UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07343

Exact name of registrant as specified in charter:	The Prudential Investment Portfolios, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2010

Date of reporting period:	6/30/2010

Item 1.	Schedule of Investments

The Prudential Investment Portfolios, Inc.

Prudential Conservative Allocation Fund

Schedule of Investments

As of June 30, 2010 (Unaudited)

Description	Shares	Value
LONG-TERM INVESTMENTS 99.0%
AFFILIATED REGISTERED INVESTMENT COMPANIES
Prudential Global Real Estate Fund (Class Z)	314,343	$4,894,313
Prudential Government Income Fund, Inc. (Class Z)	1,377,917	13,214,223
Prudential High Yield Fund, Inc. (Class Z)	814,377	4,259,194
Prudential International Equity Fund (Class Z)	1,161,586	5,877,623
Prudential Jennison 20/20 Focus Fund (Class Z)(a)	377,424	4,970,678
Prudential Jennison Equity Opportunity Fund (Class Z)(a)	183,216	2,116,148
Prudential Jennison Growth Fund (Class Z)(a)	138,055	2,068,071
Prudential Jennison Market Neutral Fund (Class Z)(a)	328,360	3,221,211
Prudential Jennison Mid-Cap Growth Fund, Inc. (Class Z)	127,970	2,958,667
Prudential Jennison Natural Resources Fund, Inc. (Class Z)	45,291	1,885,020
Prudential Jennison Value Fund (Class Z)	404,246	4,911,588
Prudential Large-Cap Core Equity Fund (Class Z)	408,603	3,971,622
Prudential Mid-Cap Value Fund (Class Z)	172,536	1,949,656
Prudential Short-Term Corporate Bond Fund, Inc. (Class Z)	2,543,339	29,248,402
Prudential Small-Cap Core Equity Fund, Inc. (Class Z)	205,420	2,960,103
Prudential Total Return Bond Fund, Inc. (Class Z)	1,010,686	13,866,608

TOTAL LONG-TERM INVESTMENTS (cost $92,462,773)		102,373,127

SHORT-TERM INVESTMENT 1.1%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $1,132,695)	1,132,695	1,132,695

TOTAL INVESTMENTS(b) 100.1% (cost $93,595,468)(c)		103,505,822

Liabilities in excess of other assets — (0.1)%		(142,126)

NET ASSETS 100.0%		$103,363,696

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
(c)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of June 30, 2010 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$100,387,836	$3,176,949	$(58,963)	$3,117,986

The difference between the book basis and tax basis was primarily attributable to deferred losses on wash sales.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Registered Investment Companies	$102,373,127	$—	$—
Affiliated Money Market Mutual Fund	1,132,695	—	—

Total	$103,505,822	$—	$—

The Prudential Investment Portfolios, Inc.

Prudential Moderate Allocation Fund

Schedule of Investments

as of June 30, 2010 (Unaudited)

Description	Shares	Value
LONG-TERM INVESTMENTS 99.0%
AFFILIATED REGISTERED INVESTMENT COMPANIES
Prudential Global Real Estate Fund (Class Z)	414,822	$6,458,785
Prudential Government Income Fund, Inc. (Class Z)	943,634	9,049,448
Prudential High Yield Fund, Inc. (Class Z)	803,924	4,204,524
Prudential International Equity Fund (Class Z)	3,343,393	16,917,567
Prudential Jennison 20/20 Focus Fund (Class Z)(a)	790,847	10,415,451
Prudential Jennison Equity Opportunity Fund (Class Z)(a)	465,232	5,373,433
Prudential Jennison Growth Fund (Class Z)(a)	266,880	3,997,862
Prudential Jennison Market Neutral Fund (Class Z)(a)	578,109	5,671,247
Prudential Jennison Mid-Cap Growth Fund, Inc. (Class Z)	283,675	6,558,566
Prudential Jennison Natural Resources Fund, Inc. (Class Z)	90,126	3,751,030
Prudential Jennison Value Fund (Class Z)	749,902	9,111,308
Prudential Large-Cap Core Equity Fund (Class Z)	668,837	6,501,097
Prudential Mid-Cap Value Fund (Class Z)	456,706	5,160,783
Prudential Short-Term Corporate Bond Fund, Inc. (Class Z)	1,758,345	20,220,965
Prudential Small-Cap Core Equity Fund, Inc. (Class Z)	550,836	7,937,551
Prudential Total Return Bond Fund, Inc. (Class Z)	813,432	11,160,286

TOTAL LONG-TERM INVESTMENTS (cost $121,074,819)		132,489,903

SHORT-TERM INVESTMENT 1.1%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $1,414,702)	1,414,702	1,414,702

TOTAL INVESTMENTS(b) 100.1% (cost $122,489,521)(c)		133,904,605

Liabilities in excess of other assets — (0.1)%		(123,444)

NET ASSETS 100.0%		$133,781,161

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
(c)	The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of June 30, 2010 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$134,628,197	$11,724,885	$(12,448,477)	$(723,592)

The difference between the book basis and tax basis was primarily attributable to deferred losses on wash sales.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Registered Investment Companies	$132,489,903	$—	$—
Affiliated Money Market Mutual Fund	1,414,702	—	—

Total	$133,904,605	$—	$—

The Prudential Investment Portfolios, Inc.

Prudential Growth Allocation Fund

Schedule of Investments

As of June 30, 2010 (Unaudited)

Description	Shares	Value
LONG-TERM INVESTMENTS 99.1%
AFFILIATED REGISTERED INVESTMENT COMPANIES
Prudential Global Real Estate Fund (Class Z)	210,656	$3,279,915
Prudential International Equity Fund (Class Z)	2,464,792	12,471,848
Prudential Jennison 20/20 Focus Fund (Class Z)(a)	498,357	6,563,363
Prudential Jennison Equity Opportunity Fund (Class Z)(a)	406,851	4,699,129
Prudential Jennison Growth Fund (Class Z)(a)	178,293	2,670,822
Prudential Jennison Market Neutral Fund (Class Z)(a)	360,998	3,541,389
Prudential Jennison Mid-Cap Growth Fund, Inc. (Class Z)	200,948	4,645,923
Prudential Jennison Natural Resources Fund, Inc. (Class Z)	61,116	2,543,647
Prudential Jennison Value Fund (Class Z)	541,545	6,579,774
Prudential Large-Cap Core Equity Fund (Class Z)	405,620	3,942,631
Prudential Mid-Cap Value Fund (Class Z)	346,586	3,916,417
Prudential Small-Cap Core Equity Fund, Inc. (Class Z)	412,921	5,950,192
Prudential Total Return Bond Fund, Inc. (Class Z)	354,322	4,861,303

TOTAL LONG-TERM INVESTMENTS (cost $64,787,804)		65,666,353

SHORT-TERM INVESTMENT 1.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $780,353)	780,353	780,353

TOTAL INVESTMENTS(b) 100.3% (cost $65,568,157)(c)		66,446,706

Liabilities in excess of other assets — (0.3)%		(190,446)

NET ASSETS — 100.0%		$66,256,260

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
(c)	The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of June 30, 2010 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$70,772,250	$3,130,093	$(7,455,637)	$(4,325,544)

The difference between the book basis and tax basis was primarily attributable to deferred losses on wash sales.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Registered Investment Companies	$65,666,353	$—	$—
Affiliated Money Market Mutual Fund	780,353	—	—

Total	$66,446,706	$—	$—

The Prudential Investment Portfolios, Inc.

Prudential Jennison Growth Fund

Schedule of Investments

as of June 30, 2010 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 99.4%
COMMON STOCKS

Aerospace & Defense 4.4%
375,829	Boeing Co. (The)	$23,583,270
248,869	Precision Castparts Corp.	25,613,597
307,969	United Technologies Corp.	19,990,268

		69,187,135

Auto Components 0.7%
407,113	Johnson Controls, Inc.	10,939,126

Automobiles 0.2%
170,032	Harley-Davidson, Inc.(a)	3,779,811

Biotechnology 3.3%
523,372	Celgene Corp.(b)	26,597,765
390,192	Gilead Sciences, Inc.(b)	13,375,782
374,622	Vertex Pharmaceuticals, Inc.(b)	12,325,064

		52,298,611

Capital Markets 3.5%
1,384,766	Charles Schwab Corp. (The)	19,635,982
154,133	Goldman Sachs Group, Inc. (The)	20,233,039
648,281	Morgan Stanley	15,046,602

		54,915,623

Communications Equipment 3.9%
1,555,780	Cisco Systems, Inc.(b)	33,153,672
1,209,747	Juniper Networks, Inc.(b)	27,606,426

		60,760,098

Computers & Peripherals 10.9%
354,643	Apple, Inc.(b)	89,203,354
1,069,120	Hewlett-Packard Co.	46,271,513
923,067	NetApp, Inc.(b)	34,439,630

		169,914,497

Construction & Engineering 0.5%
370,138	Quanta Services, Inc.(a)(b)	7,643,350

Diversified Financial Services 1.5%
630,870	JPMorgan Chase & Co.	23,096,151

Electronic Equipment & Instruments 1.2%
653,527	Agilent Technologies, Inc.(b)	18,579,773

Energy Equipment & Services 3.0%
832,390	Schlumberger Ltd.(a)	46,064,463

Food & Staples Retailing 1.8%
294,561	Costco Wholesale Corp.	16,150,780
320,167	Whole Foods Market, Inc.(a)(b)	11,532,415

		27,683,195

Food Products 2.8%
696,789	Kraft Foods, Inc.	19,510,092
151,597	Mead Johnson Nutrition Co.	7,598,042
627,764	Unilever PLC (United Kingdom)	16,781,383

		43,889,517

Healthcare Equipment & Supplies 1.5%
155,612	Alcon, Inc.	23,060,142

Healthcare Providers & Services 3.6%
428,119	Express Scripts, Inc.(b)	20,130,155
663,822	Medco Health Solutions, Inc.(b)	36,563,316

		56,693,471

Hotels Restaurants & Leisure 2.1%
759,185	Marriott International, Inc. (Class A Stock)	22,729,999
407,832	Starbucks Corp.	9,910,317

		32,640,316

Household Products 1.2%
235,228	Colgate-Palmolive Co.	18,526,557

Industrial Conglomerates 1.1%
587,471	Koninklijke Philips Electronics NV (Netherlands)	17,543,137

Internet & Catalog Retail 3.5%
493,643	Amazon.com, Inc.(b)	53,935,434

Internet Software & Services 4.9%
254,239	Baidu, Inc. (China), ADR(b)	17,308,591
102,063	Google, Inc. (Class A Stock)(b)	45,412,932
865,671	Tencent Holdings Ltd. (China)	14,341,787

		77,063,310

IT Services 6.4%
131,766	International Business Machines Corp.	16,270,466
203,763	MasterCard, Inc. (Class A Stock)(a)	40,656,831
604,275	Visa, Inc. (Class A Stock)	42,752,456

		99,679,753

Life Sciences Tools & Services 0.8%
299,338	Illumina, Inc.(a)(b)	13,030,183

Machinery 1.6%
93,407	Cummins, Inc.	6,083,598
527,854	Ingersoll-Rand PLC(a)	18,205,684

		24,289,282

Media 3.0%
1,483,410	Walt Disney Co. (The)	46,727,415

Multiline Retail 3.0%
688,533	Dollar General Corp.(b)	18,969,084
561,165	Target Corp.	27,592,483

		46,561,567

Oil, Gas & Consumable Fuels 3.7%
526,260	Occidental Petroleum Corp.	40,600,959
437,630	Southwestern Energy Co.(b)	16,910,023

		57,510,982

Pharmaceuticals 6.0%
531,645	Abbott Laboratories	24,870,353
22,712	Allergan, Inc.	1,323,201
757,200	Mylan, Inc.(a)(b)	12,902,688
407,821	Roche Holding AG (Switzerland), ADR	13,988,260
163,660	Shire PLC (Ireland), ADR(a)	10,045,451
578,245	Teva Pharmaceutical Industries Ltd. (Israel), ADR	30,062,958

		93,192,911

Road & Rail 0.6%
143,839	Union Pacific Corp.	9,998,249

Semiconductors & Semiconductor Equipment 3.2%
434,749	Broadcom Corp. (Class A Stock)	14,333,675
1,294,163	Intel Corp.	25,171,470
643,499	Marvell Technology Group Ltd.(b)	10,141,544

		49,646,689

Software 8.3%
1,184,828	Adobe Systems, Inc.(b)	31,315,004

1,953,876	Microsoft Corp.	44,958,687
332,876	Salesforce.com, Inc.(a)(b)	28,567,418
393,744	SolarWinds, Inc.(a)(b)	6,315,654
290,791	VMware, Inc. (Class A Stock)(b)	18,200,609

		129,357,372

Specialty Retail 2.3%
385,622	Home Depot, Inc. (The)(a)	10,824,410
783,129	Staples, Inc.	14,918,607
276,572	Tiffany & Co.(a)	10,484,845

		36,227,862

Textiles, Apparel & Luxury Goods 4.9%
497,359	Coach, Inc.	18,178,472
575,193	NIKE, Inc. (Class B Stock)(a)	38,854,287
258,122	Polo Ralph Lauren Corp.	18,832,581

		75,865,340

	TOTAL LONG-TERM INVESTMENTS (cost $1,263,451,777)	1,550,301,322

SHORT-TERM INVESTMENT 11.6%
AFFILIATED MONEY MARKET MUTUAL FUND

181,199,128	Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund (cost $181,199,128; includes $167,086,272 of cash collateral received for securities on loan)(c)(d)	181,199,128

TOTAL INVESTMENTS(e) 111.0% (cost $1,444,650,905)(f)		1,731,500,450
Liabilities in excess of other assets (11.0%)		(171,874,198)

NET ASSETS 100.0%		$1,559,626,252

The following abbreviation is used in the portfolio descriptions:

ADR – American Depositary Receipt.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $161,244,869; cash collateral of $167,086,272 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Non-income producing security.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	As of June 30, 2010, three securities representing $48,666,307 and 3.1% of net assets were fair valued in accordance with the policies adopted by the Board of Directors.

(f)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of June 30, 2010 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$1,468,912,765	$308,883,700	$(46,296,015)	$262,587,685

The difference between the book basis and tax basis was primarily attributable to deferred losses on wash sales.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,501,635,015	$48,666,307	$—
Affiliated Money Market Mutual Fund	181,199,128	—	—

Total	$1,682,834,143	$48,666,307	$—

The Prudential Investment Portfolios, Inc.

Prudential Jennison Equity Opportunity Fund

Schedule of Investments

as of June 30, 2010 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 96.2%
COMMON STOCKS

Aerospace & Defense 1.1%
86,496	Teledyne Technologies, Inc.(a)	$3,337,016

Air Freight & Logistics 1.1%
109,696	Hub Group, Inc. (Class A Stock)(a)	3,291,977

Airlines 2.6%
357,100	Delta Air Lines, Inc.(a)(b)	4,195,925
659,700	JetBlue Airways Corp.(a)(b)	3,621,753

		7,817,678

Auto Components 1.8%
81,000	Lear Corp.(a)	5,362,200

Biotechnology 2.6%
72,807	Amgen, Inc.(a)	3,829,648
113,865	Gilead Sciences, Inc.(a)	3,903,292

		7,732,940

Capital Markets 4.5%
323,062	Charles Schwab Corp. (The)	4,581,019
41,105	Goldman Sachs Group, Inc. (The)	5,395,853
128,700	Lazard Ltd. (Class A Stock)(b)	3,437,577

		13,414,449

Chemicals 0.9%
341,891	Ferro Corp.(a)	2,519,737

Commercial Services & Supplies 1.7%
172,164	Republic Services, Inc.	5,118,436

Communications Equipment 2.9%
237,700	Cisco Systems, Inc.(a)	5,065,387
143,700	CommScope, Inc.(a)	3,415,749

		8,481,136

Computers & Peripherals 1.6%
398,000	Dell, Inc.(a)	4,799,880

Diversified Consumer Services 0.6%
116,000	H&R Block, Inc.	1,820,040

Diversified Financial Services 3.9%
272,127	Bank of America Corp.	3,910,465
124,000	JPMorgan Chase & Co.	4,539,640
158,903	Moody’s Corp.(b)	3,165,348

		11,615,453

Energy Equipment & Services 5.7%
139,265	Cameron International Corp.(a)	4,528,898
85,800	Schlumberger Ltd.	4,748,172
72,359	Smith International, Inc.	2,724,316
358,494	Weatherford International Ltd.(a)	4,710,611

		16,711,997

Food & Staples Retailing 2.1%
126,950	Wal-Mart Stores, Inc.	6,102,486

Food Products 4.2%
80,600	Bunge Ltd.(b)	3,964,714
192,261	ConAgra Foods, Inc.	4,483,527
140,147	Kraft Foods, Inc. (Class A Stock)	3,924,116

		12,372,357

Healthcare Equipment & Supplies 0.8%
16,750	Alcon, Inc.	2,482,182

Healthcare Providers & Services 1.0%
54,631	Medco Health Solutions, Inc.(a)	3,009,075

Hotels Restaurants & Leisure 3.0%
567,286	Pinnacle Entertainment, Inc.(a)	5,366,526
89,932	Yum! Brands, Inc.	3,510,945

		8,877,471

Household Durables 1.1%
202,200	Ryland Group, Inc.(b)	3,198,804

Independent Power Producers & Energy Traders 1.4%
194,700	NRG Energy, Inc.(a)(b)	4,129,587

Insurance 7.1%
196,200	Axis Capital Holdings Ltd.	5,831,064
154,100	Marsh & McLennan Cos., Inc.	3,474,955
203,642	Symetra Financial Corp.	2,443,704
128,800	Travelers Cos., Inc. (The)	6,343,400
122,100	Validus Holdings Ltd.	2,981,682

		21,074,805

Internet Software & Services 2.7%
185,850	IAC/InterActiveCorp.(a)	4,083,125
142,942	VeriSign, Inc.(a)	3,795,110

		7,878,235

IT Services 1.2%
202,300	SAIC, Inc.(a)	3,386,502

Life Sciences Tools & Services 1.5%
89,679	Thermo Fisher Scientific, Inc.(a)	4,398,755

Machinery 2.4%
84,122	Dover Corp.	3,515,458
104,762	Ingersoll-Rand PLC(b)	3,613,242

		7,128,700

Media 7.8%
185,789	Comcast Corp. (Class A Stock)	3,052,513
180,212	Liberty Global, Inc. (Series C Stock)(a)	4,683,710
240,930	News Corp. (Class A Stock)	2,881,523
173,865	Viacom, Inc. (Class B Stock)	5,454,145
220,094	Vivendi SA (France)	4,472,780
534,806	Warner Music Group Corp.(a)	2,599,157

		23,143,828

Metals & Mining 4.1%
153,300	Goldcorp, Inc.	6,722,205
225,844	Noranda Aluminium Holding Corp.(a)	1,452,177
42,800	Randgold Resources Ltd. (Jersey), ADR	4,055,300

		12,229,682

Oil, Gas & Consumable Fuels 8.8%
42,893	Apache Corp.	3,611,162
169,371	Arch Coal, Inc.	3,355,239
104,900	Cabot Oil & Gas Corp.	3,285,468
46,980	Murphy Oil Corp.	2,327,859
99,200	Newfield Exploration Co.(a)	4,846,912
58,300	Occidental Petroleum Corp.	4,497,845
109,237	Southwestern Energy Co.(a)	4,220,918

		26,145,403

Pharmaceuticals 7.3%
94,187	Abbott Laboratories	4,406,068
89,670	Merck & Co., Inc.	3,135,760
49,383	Novartis AG (Switzerland), ADR(b)	2,386,186
438,635	Pfizer, Inc.	6,254,935
132,400	Watson Pharmaceuticals, Inc.(a)	5,371,468

		21,554,417

Road & Rail 1.3%
74,475	CSX Corp.	3,696,194

Semiconductors & Semiconductor Equipment 2.7%
301,877	Intel Corp.	5,871,508
137,124	Marvell Technology Group Ltd.(a)	2,161,074

		8,032,582

Software 2.1%
95,000	Adobe Systems, Inc.(a)	2,510,850
267,452	Symantec Corp.(a)	3,712,234

		6,223,084

Specialty Retail 1.5%
230,300	GameStop Corp. (Class A Stock)(a)(b)	4,327,337

Trading Companies & Distributors 1.1%
522,175	RSC Holdings, Inc.(a)(b)	3,221,820

	TOTAL LONG-TERM INVESTMENTS (cost $286,177,682)	284,636,245

SHORT-TERM INVESTMENT 15.2%

AFFILIATED MONEY MARKET MUTUAL FUND
44,778,439	Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund (cost $44,778,439; includes $33,389,721 of cash collateral received for securities on loan)(c)(d)	$44,778,439

	TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT 111.4% (cost $330,956,121)	$329,414,684

SECURITIES SOLD SHORT (1.8)%
COMMON STOCKS

Hotels Restaurants & Leisure (0.7)%
28,400	Wynn Resorts Ltd.	(2,166,068)

Specialty Retail (1.1)%
95,000	Best Buy Co., Inc.	(3,216,700)

	TOTAL SECURITIES SOLD SHORT (proceeds $6,097,694)	(5,382,768)

	TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT(e) 109.6% (cost $324,858,427)(f)	324,031,916
	Other liabilities in excess of other assets (9.6%)	(28,235,957)

	NET ASSETS 100.0%	$295,795,959

The following abbreviation is used in the portfolio descriptions:

ADR – American Depositary Receipt.

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $32,449,342 cash collateral of $33,389,721 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	As of June 30, 2010, one security representing $4,472,780 and 1.5% of the net assets was fair valued in accordance with the policies adopted by the Board of Directors.
(f)	The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of June 30, 2010 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$334,371,549	$25,028,719	$(29,985,584)	$(4,956,865)

The difference between the book basis and the tax basis was primarily attributable to deferred losses on wash sales.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$280,163,465	$4,472,780	$—
Securities Sold Short	(5,382,768)	—	—
Affiliated Money Market Mutual Fund	44,778,439	—	—

Total	$319,559,136	$4,472,780	$—

The Prudential Investment Portfolios, Inc.

Prudential Asset Allocation Fund

Schedule of Investments

as of June 30, 2010 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 94.0%

COMMON STOCKS 57.0%

Aerospace & Defense 1.3%
7,377	BAE Systems PLC (United Kingdom)	$34,334
1,000	Ceradyne, Inc.(a)	21,370
2,334	Cobham PLC (United Kingdom)	7,394
1,200	Cubic Corp.	43,656
1,500	Ducommun, Inc.	25,650
30	Elbit Systems Ltd. (Israel)	1,523
830	European Aeronautic Defense and Space Co. NV (France)(a)	16,938
826	Finmeccanica SpA (Italy)	8,563
1,000	GenCorp, Inc.(a)	4,380
23,400	General Dynamics Corp.	1,370,304
1,375	Heico Corp.	49,390
1,700	Herley Industries, Inc.(a)	24,242
6,400	ITT Corp.	287,488
2,100	L-3 Communications Holdings, Inc. (Class 3 Stock)	148,764
100	LMI Aerospace, Inc.(a)	1,577
7,300	Lockheed Martin Corp.	543,850
23,700	Northrop Grumman Corp.	1,290,228
11,800	Raytheon Co.	571,002
3,778	Rolls-Royce Group PLC (United Kingdom)	31,534
340,020	Rolls-Royce Group PLC (United Kingdom) (Class C Stock)(a)	508
383	Safran SA (France)	10,684
3,000	Singapore Technologies Engineering Ltd. (Singapore)	7,013
1,000	Teledyne Technologies, Inc.(a)	38,580
183	Thales SA (France)	5,908
11,600	United Technologies Corp.	752,956

		5,297,836

Air Freight & Logistics 0.6%
6,500	Air Transport Services Group, Inc.(a)	30,940
600	Atlas Air Worldwide Holdings, Inc.(a)	28,500
1,725	Deutsche Post AG (Germany)	25,214
4,500	FedEx Corp.	315,495
1,700	Forward Air Corp.	46,325
756	TNT NV (Netherlands)	19,041
1,349	Toll Holdings Ltd. (Australia)	6,143
30,000	United Parcel Service, Inc. (Class B Stock)	1,706,700
1,000	Yamato Holdings Co. Ltd. (Japan)	13,236

		2,191,594

Airlines 0.1%
276	Air France-KLM (France)(a)	3,282
3,700	Alaska Air Group, Inc.(a)	166,315
2,000	All Nippon Airways Co. Ltd. (Japan)(a)	6,340

COMMON STOCKS (Continued)

Airlines (cont’d.)
1,178	British Airways PLC (United Kingdom)(a)	3,422
2,000	Cathay Pacific Airways Ltd. (Hong Kong)	3,955
468	Deutsche Lufthansa AG (Germany)(a)	6,484
2,400	Hawaiian Holdings, Inc.(a)	12,408
973	Iberia Lineas Aereas de Espana (Spain)(a)	2,747
2,266	Qantas Airways Ltd. (Australia)(a)	4,154
1,000	Singapore Airlines Ltd. (Singapore)	10,369
2,300	UAL Corp.(a)	47,288

		266,764

Auto Components 0.5%
400	Aisin Seiki Co. Ltd. (Japan)	10,769
4,900	American Axle & Manufacturing Holdings, Inc.(a)	35,917
1,300	Bridgestone Corp. (Japan)	20,556
303	Compagnie Generale des Etablissements Michelin (France) (Class B Stock)	21,111
100	Continental AG (Germany)(a)	5,145
6,500	Cooper Tire & Rubber Co.	126,750
1,000	Denso Corp. (Japan)	27,639
1,100	Drew Industries, Inc.(a)	22,220
49,600	Johnson Controls, Inc.	1,332,752
1,000	NHK Spring Co. Ltd. (Japan)	9,147
200	NOK Corp. (Japan)	3,176
217	Nokian Renkaat OYJ (Finland)	5,311
5,343	Pirelli & C SpA (Italy)	2,942
300	Stanley Electric Co. Ltd. (Japan)	4,968
500	Sumitomo Rubber Industries Ltd. (Japan)	4,410
1,700	Superior Industries International, Inc.	22,848
2,700	Tenneco, Inc.(a)	56,862
100	Toyoda Gosei Co. Ltd. (Japan)	2,480
400	Toyota Industries Corp. (Japan)	10,150
15,200	TRW Automotive Holdings Corp.(a)(b)	419,064

		2,144,217

Automobiles 0.3%
674	Bayerische Motoren Werke AG (Germany)	32,806
1,838	Daimler AG (Germany)(a)	93,010
1,558	Fiat SpA (Italy)	16,003
17,700	Ford Motor Co.(a)(b)	178,416
1,000	Fuji Heavy Industries Ltd. (Japan)(a)	5,357
3,400	Honda Motor Co. Ltd. (Japan)	99,868
2,000	Isuzu Motors Ltd. (Japan)	6,010
3,000	Mazda Motor Corp. (Japan)	7,011
8,000	Mitsubishi Motors Corp. (Japan)(a)	10,120
5,100	Nissan Motor Co. Ltd. (Japan)(a)	35,539

COMMON STOCKS (Continued)

Automobiles (cont’d.)
311	Peugeot SA (France)(a)	7,905
179	Porsche Automobil Holding SE (Germany)	7,634
378	Renault SA (France)(a)	14,012
800	Suzuki Motor Corp. (Japan)	15,700
12,500	Thor Industries, Inc.	296,875
5,700	Toyota Motor Corp. (Japan)	195,844
90	Volkswagen AG (Germany)	7,600
4,600	Winnebago Industries, Inc.(a)	45,724
500	Yamaha Motor Co. Ltd. (Japan)(a)	6,610

		1,082,044

Beverages 1.1%
800	Asahi Breweries Ltd. (Japan)	13,553
218	Carlsberg A/S (Denmark) (Class B Stock)	16,613
1,136	Coca-Cola Amatil Ltd. (Australia)	11,375
51,420	Coca-Cola Co. (The)	2,577,170
4,700	Coca-Cola Enterprises, Inc.	121,542
373	Coca-Cola Hellenic Bottling Co. SA (Greece)	7,994
100	Coca-Cola West Holdings Co. Ltd. (Japan)	1,652
16,400	Constellation Brands, Inc. (Class A Stock)(a)	256,168
5,200	Diageo PLC (United Kingdom)	81,681
3,936	Foster’s Group Ltd. (Australia)	18,643
225	Heineken Holding NV (Netherlands)	8,220
499	Heineken NV (Netherlands)	21,151
1,470	InBev NV (Belgium)	70,680
200	ITO EN Ltd. (Japan)	3,059
2,000	Kirin Holdings Co. Ltd. (Japan)	25,179
17,000	PepsiCo, Inc.	1,036,150
398	Pernod-Ricard SA (France)	30,871
1,922	SABMiller PLC (United Kingdom)	53,894
1,000	Sapporo Holdings Ltd. (Japan)	4,299

		4,359,894

Biotechnology 0.7%
204	Actelion Ltd. (Switzerland)(a)	7,638
7,100	Alkermes, Inc.(a)	88,395
200	Alnylam Pharmaceuticals, Inc.(a)	3,004
19,500	Amgen, Inc.(a)	1,025,700
12,200	Biogen Idec, Inc.(a)	578,890
10,700	Celera Corp.(a)	70,085
11,000	Celgene Corp.(a)	559,020
1,232	CSL Ltd. (Australia)	33,638
200	Cubist Pharmaceuticals, Inc.(a)	4,120
1,000	Dyax Corp.(a)	2,270
10,100	Enzon Pharmaceuticals, Inc.(a)	107,565

COMMON STOCKS (Continued)

Biotechnology (cont’d.)
142	Grifols SA (Spain)	1,451
500	Idera Pharmaceuticals, Inc.(a)	1,800
17,800	Immunomedics, Inc.(a)	55,002
400	Infinity Pharmaceuticals, Inc.(a)	2,364
500	Martek Biosciences Corp.(a)	11,855
18,200	NABI Biopharmaceuticals(a)	99,008
5,200	PDL Biopharma, Inc.	29,224
2,200	Progenics Pharmaceuticals, Inc.(a)	12,056
2,200	SciClone Pharmaceuticals, Inc.(a)	5,852
3,400	Synta Pharmaceuticals Corp.(a)	9,180
4,400	Theravance, Inc.(a)	55,308

		2,763,425

Building Products 0.1%
2,600	A.O. Smith Corp.	125,294
2,000	Asahi Glass Co. Ltd. (Japan)	18,780
637	ASSA Abloy AB (Sweden) (Class B Stock)	12,732
774	CIE de Saint-Gobain (France)	28,843
500	Daikin Industries Ltd. (Japan)	15,245
79	Geberit AG (Switzerland)	12,292
4,800	Gibraltar Industries, Inc.(a)	48,480
500	JS Group Corp. (Japan)	9,544
1,000	Nippon Sheet Glass Co. Ltd. (Japan)	2,446
2,800	Quanex Building Products Corp.	48,412
1,000	Toto Ltd. (Japan)	6,643
1,300	Universal Forest Products, Inc.	39,403

		368,114

Capital Markets 1.1%
1,967	3i Group PLC (United Kingdom)	7,758
1,000	Affiliated Managers Group, Inc.(a)	60,770
8,100	American Capital Ltd.(a)	39,042
2,900	Ares Capital Corp.	36,337
2,700	Bank of New York Mellon Corp. (The)	66,663
8,300	BGC Partners, Inc. (Class A Stock)	42,413
3,400	Calamos Asset Management, Inc. (Class A Stock)	31,552
2,324	Credit Suisse Group AG (Switzerland)	87,376
3,000	Daiwa Securities Group, Inc. (Japan)	12,666
1,266	Deutsche Bank AG (Germany)	70,973
400	Fifth Street Finance Corp.	4,412
500	Franklin Resources, Inc.	43,095
431	GAM Holding Ltd. (Switzerland)(a)	4,658
1,500	GFI Group, Inc.	8,370
18,115	Goldman Sachs Group, Inc. (The)	2,377,956
1,058	ICAP PLC (United Kingdom)	6,341

COMMON STOCKS (Continued)

Capital Markets (cont’d.)
881	Investec PLC (United Kingdom)	5,928
100	JAFCO Co. Ltd. (Japan)	2,212
431	Julius Baer Group Ltd. (Switzerland)	12,289
653	Macquarie Group Ltd. (Australia)	20,071
3,488	Man Group PLC (United Kingdom)	11,562
200	Matsui Securities Co. Ltd. (Japan)	1,221
967	Mediobanca SpA (Italy)(a)	7,203
1,000	Mizuho Securities Co. Ltd. (Japan)	2,230
38,100	Morgan Stanley	884,301
7,300	Nomura Holdings, Inc. (Japan)	39,883
900	Oppenheimer Holdings, Inc. (Class A Stock)	21,555
9,900	PennantPark Investment Corp.	94,545
1,300	Piper Jaffray Cos.(a)	41,886
198	Ratos AB (Sweden) (Class B Stock)	4,961
34	SBI Holdings, Inc. (Japan)	4,224
251	Schroders PLC (United Kingdom)	4,518
1,800	Sws Group, Inc.	17,100
3,000	Ticc Capital Corp.	25,200
7,436	UBS AG (Switzerland)(a)	98,511

		4,199,782

Chemicals 1.1%
558	Air Liquide SA (France)	56,351
2,700	Air Products & Chemicals, Inc.	174,987
497	Akzo Nobel NV (Netherlands)	25,832
3,000	Asahi Kasei Corp. (Japan)	15,673
7,000	Ashland, Inc.	324,940
1,902	BASF AG (Germany)	104,134
22,800	Celanese Corp. (Class A Stock)	567,948
17,300	CF Industries Holdings, Inc.	1,097,685
1,000	Daicel Chemical Industries Ltd. (Japan)	6,747
1,000	Denki Kagaku Kogyo K. K. (Japan)	4,655
3,400	E.I. du Pont de Nemours & Co.(b)	117,606
8,100	Eastman Chemical Co.	432,216
700	Ferro Corp.(a)	5,159
16	Givaudan SA (Switzerland)	13,589
4,400	HB Fuller Co.	83,556
200	Hitachi Chemical Co. Ltd. (Japan)	3,716
3,266	Incitec Pivot Ltd. (Australia)	7,386
200	Innophos Holdings, Inc.	5,216
800	Israel Chemicals Ltd. (Israel)	8,334
2	Israel Corp. Ltd. (The) (Israel)(a)	1,240
438	Johnson Matthey PLC (United Kingdom)	9,731
400	JSR Corp. (Japan)	6,719
352	K+S AG (Germany)	16,207

COMMON STOCKS (Continued)

Chemicals (cont’d.)
1,000	Kaneka Corp. (Japan)	5,801
315	Koninklijke DSM NV (Netherlands)	12,522
1,100	Koppers Holdings, Inc.	24,728
1,000	Kuraray Co. Ltd. (Japan)	11,732
329	Linde AG (Germany)	34,590
1,200	Lubrizol Corp.	96,372
2,500	Mitsubishi Chemical Holdings Corp. (Japan)	11,411
1,000	Mitsubishi Gas Chemical Co., Inc. (Japan)	4,849
2,000	Mitsui Chemicals, Inc. (Japan)	5,589
22,500	Nalco Holding Co.	460,350
700	NewMarket Corp.	61,124
300	Nitto Denko Corp. (Japan)	9,841
109	Novozymes A/S (Denmark) (Class B Stock)	11,631
7,800	Omnova Solutions, Inc.(a)	60,918
733	Orica Ltd. (Australia)	15,419
2,700	Schulman, Inc.	51,192
800	Shin-Etsu Chemical Co. Ltd. (Japan)	37,196
3,000	Showa Denko K.K. (Japan)	5,418
4	Sika AG (Switzerland)	7,091
5,700	Solutia, Inc.(a)	74,670
121	Solvay SA (Belgium)	10,333
4,900	Spartech Corp.(a)	50,225
600	Stepan Co.	41,058
3,000	Sumitomo Chemical Co. Ltd. (Japan)	11,610
193	Syngenta AG (Switzerland)	44,586
1,000	Taiyo Nippon Sanso Corp. (Japan)	7,941
2,000	Teijin Ltd. (Japan)	5,938
1,000	Tokuyama Corp. (Japan)	4,401
3,000	Toray Industries, Inc. (Japan)	14,379
1,000	Tosoh Corp. (Japan)	2,589
2,000	UBE Industries Ltd. (Japan)	4,729
233	Umicore (Belgium)	6,722
32	Wacker Chemie AG (Germany)	4,620
3,400	WR Grace & Co.(a)	71,536
387	Yara International ASA (Norway)	10,878

		4,383,616

Commercial Banks 2.4%
1,000	77 Bank Ltd. (The) (Japan)	5,371
810	Alpha Bank A.E. (Greece)(a)	3,959
2,000	Aozora Bank Ltd. (Japan)	2,590
5,164	Australia & New Zealand Banking Group Ltd. (Australia)	92,753
1,320	Banca Carige SpA (Italy)	2,579
4,486	Banca Monte DEI Paschi DI Siena SpA (Italy)(a)	5,076
805	Banca Popolare Di Milano Scarl (Italy)	3,314

COMMON STOCKS (Continued)

Commercial Banks (cont’d.)
7,297	Banco Bilbao Vizcaya Argentaria SA (Spain)	75,181
4,793	Banco Comercial Portugues SA (Portugal) (Class R Stock)	3,599
2,088	Banco de Sabadell SA (Spain)	9,455
443	Banco de Valencia SA (Spain)	1,972
1,072	Banco Espirito Santo SA (Portugal)	4,230
1,308	Banco Popolare SC (Italy)	7,171
1,788	Banco Popular Espanol SA (Spain)	9,062
16,965	Banco Santander Central Hispano SA (Spain)	177,899
1,800	Bank Hapoalim BM (Israel)(a)	6,483
2,422	Bank Leumi Le-Israel BM (Israel)(a)	8,630
1,159	Bank of Cyprus Public Co. Ltd. (Cyprus)	4,642
3,000	Bank of East Asia Ltd. (Hong Kong)	10,823
1,000	Bank of Kyoto Ltd. (The) (Japan)	8,232
3,000	Bank of Yokohama Ltd. (The) (Japan)	13,723
580	Bankinter SA (Spain)	3,534
23,535	Barclays (United Kingdom)	93,940
710	Bendigo and Adelaide Bank Ltd. (Australia)	4,839
2,009	BNP Paribas (France)	108,086
9,500	BOC Hong Kong Holdings Ltd. (Hong Kong)	21,636
200	Camden National Corp.	5,494
600	Cardinal Financial Corp.	5,544
6,500	Cathay General Bancorp	67,145
2,000	Chiba Bank Ltd. (The) (Japan)	12,074
2,000	Chuo Mitsui Trust Holdings, Inc. (Japan)	7,053
2,000	City Holding Co.	55,760
1,447	Commerzbank AG (Germany)(a)	10,145
3,265	Commonwealth Bank of Australia (Australia)	131,996
1,300	Community Bank System, Inc.	28,639
400	Community Trust Bancorp, Inc.	10,040
2,059	Credit Agricole SA (France)	21,362
924	Danske Bank A/S (Denmark)(a)	17,780
4,000	DBS Group Holdings Ltd. (Singapore)	38,819
129	Deutsche Postbank AG (Germany)(a)	3,730
1,131	Dexia SA (Belgium)(a)	3,947
1,826	DnB NOR ASA (Norway)	17,563
660	EFG Eurobank Ergasias SA (Greece)(a)	2,931
384	Erste Group Bank AG (Austria)	12,184
200	Financial Institutions, Inc.	3,552
8,200	First Commonwealth Financial Corp.	43,050
2,900	First Community Bancshares, Inc.	42,601
10,500	FNB Corp.	84,315
2,000	Fukuoka Financial Group, Inc. (Japan)	8,325
5,000	Governor & Co. of the Bank of Ireland (The) (Ireland)(a)	4,028
1,000	Gunma Bank Ltd. (The) (Japan)	5,303
1,000	Hachijuni Bank Ltd. (The) (Japan)	5,614

COMMON STOCKS (Continued)

Commercial Banks (cont’d.)
1,600	Hang Seng Bank Ltd. (Hong Kong)	21,392
1,000	Hiroshima Bank Ltd. (The) (Japan)	3,997
3,000	Hokuhoku Financial Group, Inc. (Japan)	5,511
200	Home Bancorp, Inc.(a)	2,582
35,696	HSBC Holdings PLC (United Kingdom)	326,108
165,300	Huntington Bancshares, Inc.	915,762
3,800	International Bancshares Corp.	63,422
15,898	Intesa SanPaolo SpA (Italy)	41,871
1,904	Intesa SanPaolo SpA-RSP (Italy)	3,792
1,000	Iyo Bank Ltd. (The) (Japan)	9,299
1,000	Joyo Bank Ltd. (The) (Japan)	3,965
329	KBC Groep NV (Belgium)(a)	12,611
28,300	KeyCorp	217,627
2,000	Lakeland Bancorp, Inc.	17,040
81,727	Lloyds TSB Group PLC (United Kingdom)(a)	64,521
2,800	MainSource Financial Group, Inc.	20,076
25,800	Mitsubishi UFJ Financial Group, Inc. (Japan)	117,150
27,000	Mizuho Financial Group, Inc. (Japan)	44,302
3,000	Mizuho Trust & Banking Co. Ltd. (Japan)(a)	2,580
4,320	National Australia Bank Ltd. (Australia)	83,524
1,280	National Bank of Greece SA (Greece)(a)	13,782
1,781	Natixis (France)(a)	7,734
300	NBT Bancorp, Inc.	6,126
1,000	Nishi-Nippon City Bank Ltd. (The) (Japan)	2,864
6,760	Nordea Bank AB (Sweden)	55,744
900	Oriental Financial Group, Inc.	11,394
5,000	Oversea-Chinese Banking Corp. Ltd. (Singapore)	31,486
300	Peoples Bancorp, Inc.	4,350
618	Piraeus Bank SA (Greece)(a)	2,608
17,200	PNC Financial Services Group, Inc.	971,800
2,100	Prosperity Bancshares, Inc.	72,975
113	Raiffeisen International Bank Holding AG (Austria)(a)	4,292
21,200	Regions Financial Corp.	139,496
300	Renasant Corp.	4,305
1,100	Republic Bancorp, Inc. (Class A Stock)	24,640
1,000	Resona Holdings, Inc. (Japan)	12,204
34,526	Royal Bank of Scotland Group PLC (United Kingdom)(a)	21,027
900	Sapporo Hokuyo Holdings, Inc. (Japan)	3,970
1,500	Scbt Financial Corp.	52,830
1,000	Senshu Ikeda Holdings, Inc. (Japan)	1,456
2,000	Shinsei Bank Ltd. (Japan)(a)	1,691
1,000	Shizuoka Bank Ltd. (The) (Japan)	8,715
3,000	Signature Bank(a)	114,030
3,096	Skandinaviska Enskilda Banken (Sweden) (Class A Stock)	16,404
1,282	Societe Generale (France)	52,753

COMMON STOCKS (Continued)

Commercial Banks (cont’d.)
1,470	Southside Bancshares, Inc.	28,871
4,171	Standard Chartered PLC (United Kingdom)	101,565
1,300	State Bancorp, Inc.	12,350
400	Suffolk Bancorp	12,376
2,767	Sumitomo Mitsui Financial Group, Inc. (Japan)	78,313
3,000	Sumitomo Trust & Banking Co. Ltd. (The) (Japan)	15,273
700	Sun Bancorp, Inc.(a)	2,632
2,300	SunTrust Banks, Inc.	53,590
17,100	Susquehanna Bancshares, Inc.	142,443
1,150	Svenska Handelsbanken AB (Sweden) (Class A Stock)	28,133
1,260	Swedbank AB (Sweden) (Class A Stock)(a)	11,563
300	Texas Capital Bancshares, Inc.(a)	4,920
45,008	U.S. Bancorp	1,005,929
34,186	UniCredit SpA (Italy)	75,621
1,172	Unione di Banche Italiane ScpA (Italy)	10,091
3,000	United Overseas Bank Ltd. (Singapore)	41,736
700	Washington Trust Bancorp, Inc.	11,928
5,700	Webster Financial Corp.	102,258
107,741	Wells Fargo & Co.	2,758,170
3,100	WesBanco, Inc.	52,235
6,154	Westpac Banking Corp. (Australia)	108,473
600	Wilshire Bancorp, Inc.	5,250
500	Wing Hang Bank Ltd. (Hong Kong)	4,882
200	Wintrust Financial Corp.	6,668

		9,628,851

Commercial Services & Supplies 0.3%
400	Aggreko PLC (United Kingdom)	8,397
2,200	ATC Technology Corp.(a)	35,464
5,800	Avery Dennison Corp.	186,354
2,862	Brambles Ltd. (Australia)	13,034
200	Consolidated Graphics, Inc.(a)	8,648
1,400	Courier Corp.	17,094
1,000	Dai Nippon Printing Co. Ltd. (Japan)	11,541
5,100	Deluxe Corp.	95,625
3,400	Ennis, Inc.	51,034
2,588	G4S PLC (United Kingdom)	10,261
4,300	Herman Miller, Inc.	81,141
600	M & F Worldwide Corp.(a)	16,260
3,000	R.R. Donnelley & Sons Co.	49,110
12,200	Republic Services, Inc.	362,706
3,400	Rollins, Inc.	70,346
400	Secom Co. Ltd. (Japan)	17,763
639	Securitas AB (Sweden) (Class B Stock)	5,792
995	Serco Group PLC (United Kingdom)	8,689

COMMON STOCKS (Continued)

Commercial Services & Supplies (cont’d.)
54	Societe BIC SA (France)	3,835
1,000	Standard Parking Corp.(a)	15,830
1,000	Toppan Printing Co. Ltd. (Japan)	7,908
1,400	United Stationers, Inc.(a)	76,258

		1,153,090

Communications Equipment 1.2%
4,733	Alcatel-Lucent (France)(a)	12,053
12,300	ARRIS Group, Inc.(a)	125,337
8,400	Aruba Networks, Inc.(a)	119,616
2,000	Black Box Corp.	55,780
104,066	Cisco Systems, Inc.(a)	2,217,646
8,800	Harris Corp.	366,520
27,400	Juniper Networks, Inc.(a)	625,268
1,100	Loral Space & Communications, Inc.(a)	46,992
2,500	NETGEAR, Inc.(a)	44,600
7,675	Nokia Corp. (Finland)	62,558
3,100	Plantronics, Inc.	88,660
21,000	QUALCOMM, Inc.	689,640
4,400	Riverbed Technology, Inc.(a)	121,528
2,000	Seachange International, Inc.(a)	16,460
400	Tekelec(a)	5,296
6,180	Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	68,550

		4,666,504

Computers & Peripherals 2.2%
14,400	Apple, Inc.(a)	3,622,032
3,500	Electronics for Imaging, Inc.(a)	34,125
70,000	EMC Corp.(a)	1,281,000
4,000	Fujitsu Ltd. (Japan)	25,003
57,211	Hewlett-Packard Co.	2,476,092
2,500	Lexmark International, Inc. (Class A Stock)(a)	82,575
372	Logitech International SA (Switzerland)(a)	5,036
4,000	NEC Corp. (Japan)	10,383
5,300	Novatel Wireless, Inc.(a)	30,422
500	Rimage Corp.(a)	7,915
10,600	Seagate Technology(a)	138,224
300	Seiko Epson Corp. (Japan)	3,877
1,400	Teradata Corp.(a)	42,672
8,000	Toshiba Corp. (Japan)(a)	39,629
33,300	Western Digital Corp.(a)	1,004,328

		8,803,313

Construction & Engineering 0.1%
289	ACS Actividades de Construccion y Servicios SA (Spain)	10,621

COMMON STOCKS (Continued)

Construction & Engineering (cont’d.)
1,394	Balfour Beatty PLC (United Kingdom)	4,958
456	Bouygues SA INH (France)	17,602
866	Cintra Concesiones de Infraestructuras de Transporte SA (Spain)	5,601
83	Eiffage SA (France)	3,603
3,700	EMCOR Group, Inc.(a)	85,729
78	Fomento de Construcciones y Contratas SA (Spain)	1,670
86	Hochtief AG (Germany)	5,151
1,000	JGC Corp. (Japan)	15,174
2,000	Kajima Corp. (Japan)	4,534
114	Koninklijke Boskalis Westminster NV (Netherlands)	4,429
304	Leighton Holdings Ltd. (Australia)	7,312
3,000	MasTec, Inc.(a)	28,200
1,000	Obayashi Corp. (Japan)	3,965
1,000	Shimizu Corp. (Japan)	3,418
815	Skanska AB (Sweden) (Class B Stock)	11,791
2,000	Taisei Corp. (Japan)	4,000
888	Vinci SA (France)	36,871

		254,629

Construction Materials
1,211	Boral Ltd. (Australia)	4,851
480	Cimpor Cimentos de Portugal SGPS SA (Portugal)	2,697
1,448	CRH PLC (Ireland)	30,036
1,234	Fletcher Building Ltd. (New Zealand)	6,604
294	Heidelbergcement AG (Germany)	13,941
500	Holcim Ltd. (Switzerland)	33,471
69	Imerys SA (France)	3,511
883	James Hardie Industries SE (Australia)(a)	4,572
407	Lafarge SA (France)	22,193
2,000	Taiheiyo Cement Corp. (Japan)(a)	2,525

		124,401

Consumer Finance 0.7%
100	Acom Co. Ltd. (Japan)	1,292
5,200	Advance America Cash Advance Centers, Inc.	21,476
200	AEON Credit Service Co. Ltd. (Japan)	1,781
17,200	American Express Co.	682,840
20,900	Capital One Financial Corp.	842,270
400	Credit Saison Co. Ltd. (Japan)	4,187
8,500	Nelnet, Inc. (Class A Stock)	163,880
230	ORIX Corp. (Japan)	16,662
96,100	SLM Corp.(a)	998,479
1,500	World Acceptance Corp.(a)	57,465

		2,790,332

COMMON STOCKS (Continued)

Containers & Packaging 0.2%
2,485	Amcor Ltd. (Australia)	13,244
9,100	Boise, Inc.(a)	49,959
1,790	Rexam PLC (United Kingdom)	8,052
3,000	Rock-Tenn Co. (Class A Stock)	149,010
1,400	Silgan Holdings, Inc.	39,732
16,900	Temple-Inland, Inc.	349,323
400	Toyo Seikan Kaisha Ltd. (Japan)	5,837

		615,157

Distributors 0.1%
200	Canon Marketing Japan, Inc. (Japan)	2,815
1,700	Core-Mark Holding Co., Inc.(a)	46,580
300	Jardine Cycle & Carriage Ltd. (Singapore)	6,384
4,000	Li & Fung Ltd. (Hong Kong)	17,896
19,500	LKQ Corp.(a)	375,960

		449,635

Diversified Consumer Services 0.3%
15,200	Apollo Group, Inc. (Class A Stock)(a)	645,544
200	Benesse Holdings, Inc. (Japan)	9,105
1,200	Capella Education Co.(a)	97,620
3,300	Career Education Corp.(a)(b)	75,966
3,600	DeVry, Inc.	188,964
200	Grand Canyon Education, Inc.(a)	4,686
2,100	Lincoln Educational Services Corp.(a)	43,239
300	Mac-Gray Corp.	3,342
1,300	Pre-Paid Legal Services, Inc.(a)	59,137
2,400	Universal Technical Institute, Inc.(a)	56,736

		1,184,339

Diversified Financial Services 2.6%
350	ASX Ltd. (Australia)	8,538
285,845	Bank of America Corp.	4,107,593
440,000	Citigroup, Inc.(a)(b)	1,654,400
400	CME Group, Inc. (Class A Stock)	112,620
5,300	Compass Diversified Holdings	71,073
1,717	Criteria CaixaCorp SA (Spain)	7,022
398	Deutsche Boerse AG (Germany)	24,170
58	Eurazeo (France)	3,327
147	EXOR SpA (Italy)	2,471
165	Groupe Bruxelles Lambert SA (Belgium)	11,441
2,000	Hong Kong Exchanges and Clearing Ltd. (Hong Kong)	31,193
7,592	ING Groep NV (Netherlands)(a)	56,185
800	IntercontinentalExchange, Inc.(a)	90,424
930	Investor AB (Sweden) (Class B Stock)	15,044

COMMON STOCKS (Continued)

Diversified Financial Services (cont’d.)
96,130	JPMorgan Chase & Co.	3,519,319
400	Kinnevik Investment AB (Sweden) (Class B Stock)	6,404
304	London Stock Exchange Group PLC (United Kingdom)	2,538
1,700	MarketAxess Holdings, Inc.	23,443
60	Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	2,024
7,900	Moody’s Corp.(b)	157,368
67	Nationale a Portefeuille SA (Belgium)	2,850
1,700	Newstar Financial, Inc.(a)	10,812
2,600	NYSE Euronext	71,838
282	OKO Bank PLC (Finland)	2,864
55	Pargesa Holding SA (Switzerland)	3,607
3,500	PHH Corp.(a)	66,640
2,000	Singapore Exchange Ltd. (Singapore)	10,488

		10,075,696

Diversified Telecommunication Services 1.8%
153,810	AT&T, Inc.	3,720,664
300	Atlantic Tele-Network, Inc.	12,390
311	Belgacom SA (Belgium)	9,778
2,800	Bezeq Israeli Telecommunication Corp. Ltd. (Israel)	6,121
17,167	BT Group PLC (United Kingdom) (Class A Stock)	33,137
5,283	Cable & Wireless Worldwide (United Kingdom)	6,836
5,778	Deutsche Telekom AG (Germany)	68,346
272	Elisa OYJ (Finland)	4,705
3,779	France Telecom SA (France)	65,547
500	Hellenic Telecommunications Organization SA (Greece)(a)	3,759
300	HickoryTech Corp.	2,025
33	Iliad SA (France)	2,563
1,000	Inmarsat PLC (United Kingdom)	10,603
3,406	Koninklijke KPN NV (Netherlands)	43,415
1,100	Nippon Telegraph & Telephone Corp. (Japan)	44,809
8,000	PCCW Ltd. (Hong Kong)	2,334
1,190	Portugal Telecom, SGPS SA (Portugal)	11,894
600	Premiere Global Services, Inc.(a)	3,804
16,000	Singapore Telecommunications Ltd. (Singapore)	34,591
700	SureWest Communications(a)	4,438
53	Swisscom AG (Switzerland)	17,968
623	Tele2 AB (Sweden) (Class B Stock)	9,308
3,775	Telecom Corp. of New Zealand Ltd. (New Zealand)	4,861
21,307	Telecom Italia SpA (Italy)	23,530
12,304	Telecom Italia SpA-RSP (Italy)	11,239
8,731	Telefonica SA (Spain)	161,739
657	Telekom Austria AG (Austria)	7,306
1,690	Telenor ASA (Norway)	21,289
4,795	Teliasonera AB (Sweden)	30,811

COMMON STOCKS (Continued)

Diversified Telecommunication Services (cont’d.)
8,877	Telstra Corp. Ltd. (Australia)	24,196
96,250	Verizon Communications, Inc.	2,696,925

		7,100,931

Electric Utilities 0.9%
52	Acciona SA (Spain)	3,957
3,500	Allegheny Energy, Inc.	72,380
12,700	American Electric Power Co., Inc.	410,210
1,100	Central Vermont Public Service Corp.	21,714
1,000	Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	3,704
1,400	Chubu Electric Power Co., Inc. (Japan)	34,743
700	Chugoku Electric Power Co., Inc. (The) (Japan)	14,417
4,000	CLP Holdings Ltd. (Hong Kong)	28,952
613	Contact Energy Ltd. (New Zealand)(a)	2,384
1,200	DPL, Inc.	28,680
3,934	E.ON AG (Germany)	106,065
491	EDF SA (France)	18,681
32,100	Edison International	1,018,212
3,563	EDP - Energias de Portugal SA (Portugal)	10,604
1,500	El Paso Electric Co.(a)	29,025
13,716	ENEL SpA (Italy)	58,076
20,300	Exelon Corp.	770,791
13,400	FirstEnergy Corp.	472,082
905	Fortum OYJ (Finland)	19,865
400	Hokkaido Electric Power Co., Inc. (Japan)	8,617
200	Hokuriku Electric Power Co. (Japan)	4,386
3,000	Hong Kong Electric Holdings Ltd. (Hong Kong)	17,869
288	Iberdrola SA (Spain)(a)	1,619
7,494	Iberdrola SA (Spain)	42,121
800	IDACORP, Inc.	26,616
1,600	Kansai Electric Power Co., Inc. (The) (Japan)	39,021
800	Kyushu Electric Power Co., Inc. (Japan)	17,942
1,500	PPL Corp.	37,425
237	Public Power Corp. SA (Greece)(a)	3,398
221	Red Electrica Corp. SA (Spain)	7,913
1,856	Scottish & Southern Energy PLC (United Kingdom)	30,910
300	Shikoku Electric Power Co. (Japan)	8,580
2,706	SP AusNet (Australia) (Class Miscellaneous Stock)	1,737
2,656	Terna Rete Elettrica Nazionale SpA (Italy)	9,560
900	Tohoku Electric Power Co., Inc. (Japan)	19,322
2,500	Tokyo Electric Power Co., Inc. (The) (Japan)	68,009
300	UniSource Energy Corp.	9,054
157	Verbund - Oesterreichische Elektrizitaetswirtschafts AG (Austria) (Class A Stock)	4,804

		3,483,445

COMMON STOCKS (Continued)

Electrical Equipment 0.6%
4,506	ABB Ltd. (Switzerland)	78,452
700	Acuity Brands, Inc.	25,466
433	Alstom SA (France)	19,605
1,000	AZZ, Inc.	36,770
1,000	Brady Corp. (Class A Stock)	24,920
18,200	Emerson Electric Co.	795,158
2,900	EnerSys(a)	61,973
1,000	Fuji Electric Holdings Co. Ltd. (Japan)	2,879
1,000	Furukawa Electric Co. Ltd. (Japan)	4,363
373	Gamesa Corp. Tecnologica SA (Spain)(a)	3,203
1,100	Generac Holdings, Inc.(a)	15,411
3,600	GrafTech International Ltd.(a)	52,632
1,000	GS Yuasa Corp. (Japan)	6,544
4,700	GT Solar International, Inc.(a)	26,320
215	Legrand SA (France)	6,373
100	Mabuchi Motor Co. Ltd. (Japan)	4,566
4,000	Mitsubishi Electric Corp. (Japan)	31,220
200	Nidec Corp. (Japan)	16,743
1,000	Panasonic Electric Works Co. Ltd. (Japan)	9,829
3,400	Polypore International, Inc.(a)	77,316
1,100	Powell Industries, Inc.(a)	30,074
203	Prysmian SpA (Italy)	2,914
1,100	Regal-Beloit Corp.	61,358
718	Renewable Energy Corp. ASA (Norway)(a)	1,698
17,500	Rockwell Automation, Inc.	859,075
500	Roper Industries, Inc.(b)	27,980
514	Schneider Electric SA (France)	51,914
1,600	Sumitomo Electric Industries Ltd. (Japan)	18,646
300	Ushio, Inc. (Japan)	4,622
416	Vestas Wind Systems A/S (Denmark)(a)	17,312
1,500	Vicor Corp.(a)	18,735

		2,394,071

Electronic Equipment & Instruments 0.6%
13,800	Avnet, Inc.(a)	332,718
4,200	Benchmark Electronics, Inc.(a)	66,570
16,000	Brightpoint, Inc.(a)	112,000
2,000	Checkpoint Systems, Inc.(a)	34,720
600	Citizen Holdings Co. Ltd. (Japan)	3,665
3,400	Cognex Corp.	59,772
37,700	Corning, Inc.(b)	608,855
4,400	CTS Corp.	40,656
500	Electro Scientific Industries, Inc.(a)	6,680

COMMON STOCKS (Continued)

Electronic Equipment & Instruments (cont’d.)
4,000	Foxconn International Holdings Ltd. (Hong Kong)(a)	2,590
1,000	Fujifilm Holdings Corp. (Japan)	28,899
100	Hirose Electric Co. Ltd. (Japan)	9,158
100	Hitachi High-Technologies Corp. (Japan)	1,837
10,000	Hitachi Ltd. (Japan)(a)	36,323
900	Hoya Corp. (Japan)	19,150
300	Ibiden Co. Ltd. (Japan)	8,082
3,800	Insight Enterprises, Inc.(a)	50,008
33,900	Jabil Circuit, Inc.	450,870
100	Keyence Corp. (Japan)	23,124
300	Kyocera Corp. (Japan)	24,287
200	Measurement Specialties, Inc.(a)	2,740
200	Mitsumi Electric Co. Ltd. (Japan)	3,393
400	Murata Manufacturing Co. Ltd. (Japan)	19,075
3,500	Newport Corp.(a)	31,710
1,000	Nippon Electric Glass Co. Ltd. (Japan)	11,455
400	Omron Corp. (Japan)	8,720
2,000	Park Electrochemical Corp.	48,820
300	Rogers Corp.(a)	8,331
1,000	Shimadzu Corp. (Japan)	7,538
1,400	SYNNEX Corp.(a)	35,868
300	TDK Corp. (Japan)	16,417
16,100	Vishay Intertechnology, Inc.(a)	124,614
1,000	Yaskawa Electric Corp. (Japan)	7,418
500	Yokogawa Electric Corp. (Japan)	3,095

		2,249,158

Energy Equipment & Services 0.6%
200	AKER Solutions ASA (Norway)	2,287
679	AMEC PLC (United Kingdom)	8,319
1,600	Bristow Group, Inc.(a)	47,040
4,500	Cal Dive International, Inc.(a)	26,325
500	Carbo Ceramics, Inc.	36,095
293	CIE Generale de Geophysique-Veritas (France)(a)	5,212
2,400	Complete Production Services, Inc.(a)	34,320
133	Fugro NV (Netherlands)	6,144
1,300	Gulf Island Fabrication, Inc.	20,176
14,800	National Oilwell Varco, Inc.	489,436
100	OYO Geospace Corp.(a)	4,848
423	Petrofac Ltd. (United Kingdom)	7,442
2,800	RPC, Inc.	38,220
541	Saipem SpA (Italy)	16,478
306	SBM Offshore NV (Netherlands)	4,378
21,700	Schlumberger Ltd.	1,200,878
570	Seadrill Ltd. (Norway)	10,282

COMMON STOCKS (Continued)

Food Products (cont’d.)
54,000	Dean Foods Co.(a)	543,780
1,800	Dole Food Co., Inc.(a)	18,774
1,000	Fresh Del Monte Produce, Inc.(a)	20,240
14,000	Golden Agri-Resources Ltd. (Singapore)	5,248
2,628	Goodman Fielder Ltd. (Australia)	2,963
1,121	Groupe Danone SA (France)	60,097
1,100	JM Smucker Co. (The)	66,242
6,100	Kellogg Co.	306,830
286	Kerry Group PLC (Ireland) (Class A Stock)	7,939
2,100	Lancaster Colony Corp.	112,056
2	Lindt & Spruengli AG (Switzerland)	4,339
100	Meiji Holdings Co. Ltd. (Japan)	4,091
7,149	Nestle SA (Switzerland)	344,716
500	Nisshin Seifun Group, Inc. (Japan)	5,646
100	Nissin Foods Holdings Co. Ltd. (Japan)	3,671
3,477	Parmalat SpA (Italy)	8,082
9,700	Sanderson Farms, Inc.	492,178
3,600	Smart Balance, Inc.(a)	14,724
18,100	Smithfield Foods, Inc.(a)(b)	269,690
135	Suedzucker AG (Germany)	2,445
65,800	Tyson Foods, Inc. (Class A Stock)	1,078,462
3,345	Unilever NV (Netherlands)	91,349
2,616	Unilever PLC (United Kingdom)	69,931
3,000	Wilmar International Ltd. (Singapore)	12,275
200	Yakult Honsha Co. Ltd. (Japan)	5,441

		5,574,958

Gas Utilities 0.1%
2,000	AGL Resources, Inc.	71,640
800	Chesapeake Utilities Corp.	25,120
366	Enagas (Spain)	5,513
457	Gas Natural SDG SA (Spain)	6,604
9,900	Hong Kong & China Gas Co. Ltd. (Hong Kong)	24,480
200	Laclede Group, Inc. (The)	6,626
800	New Jersey Resources Corp.	28,160
600	Nicor, Inc.	24,300
4,000	Osaka Gas Co. Ltd. (Japan)	14,428
3,063	Snam Rete Gas SpA (Italy)	12,224
1,900	Southwest Gas Corp.	56,050
1,000	Toho Gas Co. Ltd. (Japan)	5,334
5,000	Tokyo Gas Co. Ltd. (Japan)	22,826
2,900	WGL Holdings, Inc.	98,687

		401,992

COMMON STOCKS (Continued)

Energy Equipment & Services (cont’d.)
212	Technip SA (France)	12,159
1,039	Tenaris SA (Italy)	17,920
11,100	Unit Corp.(a)	450,549
335	WorleyParsons Ltd. (Australia)	6,164

		2,444,672

Food & Staples Retailing 1.6%
1,300	AEON Co. Ltd. (Japan)	13,756
1,600	Andersons, Inc. (The)	52,144
1,295	Carrefour SA (France)	51,370
113	Casino Guichard Perrachon SA (France)	8,575
31	Colruyt SA (Belgium)	7,292
49,800	CVS Caremark Corp.	1,460,136
226	Delhaize Group SA (Belgium)	16,400
100	FamilyMart Co. Ltd. (Japan)	3,302
2,424	J Sainsbury PLC (United Kingdom)	11,565
450	Jeronimo Martins SGPS SA (Portugal)	4,123
135	Kesko OYJ (Finland) (Class B Stock)	4,367
2,434	Koninklijke Ahold NV (Netherlands)	30,108
10,400	Kroger Co. (The)	204,776
100	Lawson, Inc. (Japan)	4,374
1,562	Metcash Ltd. (Australia)	5,490
232	Metro AG (Germany)	11,853
2,000	Olam International Ltd. (Singapore)	3,671
1,600	Seven & I Holdings Co. Ltd. (Japan)	36,658
84,900	SUPERVALU, Inc.	920,316
16,171	Tesco PLC (United Kingdom)	91,227
200	UNY Co. Ltd. (Japan)	1,520
65,600	Wal-Mart Stores, Inc.	3,153,392
2,049	Wesfarmers Ltd. (Australia)	48,974
310	Wesfarmers Ltd. (Australia)	7,433
4,278	WM Morrison Supermarkets PLC (United Kingdom)	16,905
2,605	Woolworths Ltd. (Australia)	58,964

		6,228,691

Food Products 1.4%
1,000	Ajinomoto Co., Inc. (Japan)	9,047
2,500	American Italian Pasta Co. (Class A Stock)(a)	132,175
52,000	Archer-Daniels-Midland Co.	1,342,640
166	Aryzta AG (Switzerland)	6,387
727	Associated British Foods PLC (United Kingdom)	10,528
8,700	Bunge Ltd.(b)	427,953
1,000	Cal-Maine Foods, Inc.	31,930
3,400	Chiquita Brands International, Inc.(a)	41,310
2,900	Darling International, Inc.(a)	21,779

COMMON STOCKS (Continued)

Healthcare Equipment & Supplies 1.5%
2,100	American Medical Systems Holdings, Inc.(a)	46,452
200	Angiodynamics, Inc.(a)	2,950
200	Atrion Corp.	27,010
19,200	Becton Dickinson & Co.(b)	1,298,304
28	BioMerieux (France)	2,875
2,800	C.R. Bard, Inc.	217,084
1,100	Cantel Medical Corp.	18,370
409	CIE Generale D’optique Essilor International SA (France)	24,305
114	Cochlear Ltd. (Australia)	7,101
46	Coloplast A/S (Denmark) (Class B Stock)	4,566
1,300	Cryolife, Inc.(a)	7,007
4,200	Cutera, Inc.(a)	38,682
2,500	DexCom, Inc.(a)	28,900
2,300	ev3, Inc.(a)	51,543
58	Fresenius SE (Germany)	3,832
409	Getinge AB (Sweden) (Class B Stock)	7,915
1,700	Haemonetics Corp.(a)	90,984
5,400	Idexx Laboratories, Inc.(a)(b)	328,860
400	Integra LifeSciences Holdings Corp.(a)	14,800
4,600	Intuitive Surgical, Inc.(a)	1,451,852
3,300	Invacare Corp.	68,442
3,300	Medical Action Industries, Inc.(a)	39,567
36,300	Medtronic, Inc.	1,316,601
4,300	Natus Medical, Inc.(a)	70,047
600	Neogen Corp.(a)	15,630
254	Nobel Biocare Holding AG (Switzerland)	4,372
300	Olympus Corp. (Japan)	7,107
2,400	Sirona Dental Systems, Inc.(a)	83,616
1,805	Smith & Nephew PLC (United Kingdom)	17,053
3,300	Somanetics Corp.(a)	82,335
95	Sonova Holding AG (Switzerland)	11,658
3,800	STERIS Corp.	118,104
16	Straumann Holding AG (Switzerland)	3,460
121	Synthes, Inc. (Switzerland)	13,913
100	Sysmex Corp. (Japan)	5,679
300	Terumo Corp. (Japan)	14,367
3,400	Varian Medical Systems, Inc.(a)	177,752
600	West Pharmaceutical Services, Inc.	21,894
48	William Demant Holding (Denmark)(a)	3,511
1,600	Young Innovations, Inc.	45,040

		5,793,540

Healthcare Providers & Services 1.3%
7,900	Aetna, Inc.	208,402
100	Alfresa Holdings Corp. (Japan)	4,833

COMMON STOCKS (Continued)

Healthcare Providers & Services (cont’d.)
1,000	Allied Healthcare International, Inc.(a)	2,320
4,300	America Service Group, Inc.	73,960
4,800	American Dental Partners, Inc.(a)	58,128
2,400	AmSurg Corp. (Class A Stock)(a)	42,768
4,800	Bio-Reference Labs, Inc.(a)	106,416
600	Catalyst Health Solutions, Inc.(a)	20,700
174	Celesio AG (Germany)	3,812
200	Chemed Corp.	10,928
4,000	Continucare Corp.(a)	13,400
7,400	Coventry Health Care, Inc.(a)	130,832
390	Fresenius Medical Care AG & Co. KGaA (Germany)	21,047
4,900	HealthSpring, Inc.(a)	75,999
800	LHC Group, Inc.(a)	22,200
2,000	Magellan Health Services, Inc.(a)	72,640
26,600	Medco Health Solutions, Inc.(a)	1,465,128
300	Medipal Holdings Corp. (Japan)	3,563
1,900	Owens & Minor, Inc.	53,922
1,100	Psychiatric Solutions, Inc.(a)	35,992
745	Sonic Healthcare Ltd. (Australia)	6,483
100	Suzuken Co. Ltd. (Japan)	3,348
3,700	Triple-S Management Corp. (Class B Stock)(a)	68,635
55,200	UnitedHealth Group, Inc.	1,567,680
1,200	US Physical Therapy, Inc.(a)	20,256
24,000	WellPoint, Inc.(a)	1,174,320

		5,267,712

Healthcare Technology
7,900	Allscripts-Misys Healthcare Solutions, Inc.(a)(b)	127,190
300	Eclipsys Corp.(a)	5,352

		132,542

Hotels, Restaurants & Leisure 0.6%
332	Accor SA (France)(a)	15,370
795	Aristocrat Leisure Ltd. (Australia)	2,423
208	Autogrill SpA (Italy)(a)	2,487
300	BJ’s Restaurants, Inc.(a)	7,080
2,100	Bob Evans Farms, Inc.	51,702
3,900	Brinker International, Inc.	56,394
331	Carnival PLC (United Kingdom)	10,722
400	CEC Entertainment, Inc.(a)	14,104
3,800	Cheesecake Factory, Inc. (The)(a)	84,588
300	Chipotle Mexican Grill, Inc.(a)	41,043
3,772	Compass Group PLC (United Kingdom)	28,695
1,000	Crown Ltd. (Australia)	6,483
700	Darden Restaurants, Inc.	27,195

COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure (cont’d.)
9,600	Genting Singapore PLC (Singapore)(a)	7,940
525	Intercontinental Hotels Group PLC (United Kingdom)	8,274
1,900	McCormick & Schmick’s Seafood Restaurants, Inc.(a)	14,174
18,168	McDonald’s Corp.	1,196,726
511	OPAP SA (Greece)	6,358
100	Oriental Land Co. Ltd. (Japan)	8,357
1,800	Papa John’s International, Inc.(a)	41,616
3,800	Ruby Tuesday, Inc.(a)	32,300
4,800	Sands China Ltd. (Hong Kong)(a)	7,094
2,000	Shangri-La Asia Ltd. (Hong Kong)	3,692
1,174	Sky City Entertainment Group Ltd. (New Zealand)	2,287
192	Sodexo (France)	10,656
14,800	Starbucks Corp.	359,640
1,287	Tabcorp Holdings Ltd. (Australia)	6,821
2,464	Tatts Group Ltd. (Australia)	4,620
6,700	Texas Roadhouse, Inc.(a)	84,554
1,563	Thomas Cook Group PLC (United Kingdom)	4,137
283	TUI AG (Germany)(a)	2,492
1,141	TUI Travel PLC (United Kingdom)	3,550
358	Whitbread PLC (United Kingdom)	7,476
7,300	Wyndham Worldwide Corp.	147,022
2,000	Wynn Macau Ltd. (Cayman Islands)(a)	3,262

		2,311,334

Household Durables 0.3%
2,600	American Greetings Corp. (Class A Stock)	48,776
500	Casio Computer Co. Ltd. (Japan)	3,003
489	Electrolux AB (Sweden)	11,179
900	Helen of Troy Ltd.(a)	19,854
832	Husqvarna AB (Sweden) (Class B Stock)	5,003
22,400	Leggett & Platt, Inc.	449,344
4,000	Matsushita Electric Industrial Co. Ltd. (Japan)	49,947
16,100	Newell Rubbermaid, Inc.	235,704
100	Rinnai Corp. (Japan)	5,133
4,000	Sanyo Electric Co. Ltd. (Japan)(a)	5,147
1,000	Sekisui Chemical Co. Ltd. (Japan)	6,238
1,000	Sekisui House Ltd. (Japan)	8,553
2,000	Sharp Corp. (Japan)	21,097
2,100	Sony Corp. (Japan)	56,013
6,100	Tempur-Pedic International, Inc.(a)	187,575
3,200	Tupperware Brands Corp.	127,520
900	Whirlpool Corp.	79,038

		1,319,124

COMMON STOCKS (Continued)

Household Products 1.0%
6,067	Colgate-Palmolive Co.	477,837
265	Henkel AG & Co. KGaA (Germany)	10,846
8,100	Kimberly-Clark Corp.	491,103
50,175	Procter & Gamble Co. (The)	3,009,496
1,237	Reckitt Benckiser Group PLC (United Kingdom)	57,538
100	Unicharm Corp. (Japan)	11,277

		4,058,097

Independent Power Producers & Energy Traders
4,100	Constellation Energy Group, Inc.	132,225
359	EDP Renovaveis SA (Portugal)(a)	2,114
200	Electric Power Development Co. Ltd. (Japan)	6,344
1,725	Iberdrola Renovables SA (Spain)	5,414
3,106	International Power PLC (United Kingdom)	13,874

		159,971

Industrial Conglomerates 1.1%
21,200	3M Co.	1,674,588
2,495	CSR Ltd. (Australia)	3,494
2,000	Fraser and Neave Ltd. (Singapore)	7,313
165,550	General Electric Co.	2,387,231
2,000	Hankyu Hanshin Holdings, Inc. (Japan)	8,826
4,000	Hutchison Whampoa Ltd. (Hong Kong)	24,616
3,000	Keppel Corp. Ltd. (Singapore)	18,113
2,100	Koninklijke Philips Electronics NV (Netherlands)	62,710
2,000	NWS Holdings Ltd. (Hong Kong)	3,615
1,576	Orkla ASA (Norway)	10,079
1,100	Raven Industries, Inc.	37,081
2,000	SembCorp Industries Ltd. (Singapore)	5,784
1,713	Siemens AG (Germany)	153,542
794	Smiths Group PLC (United Kingdom)	12,641
3,000	Standex International Corp.	76,050
1,799	Tomkins PLC (United Kingdom)	6,042

		4,491,725

Insurance 1.9%
380	Admiral Group PLC (United Kingdom)	7,958
3,190	AEGON NV (Netherlands)(a)	16,945
15,600	Aflac, Inc.	665,652
933	Allianz SE (Germany)	92,083
3,000	Allied World Assurance Co. Holdings Ltd.	136,140
3,000	Alterra Capital Holdings Ltd. (Bermuda)	56,340
10,400	American Equity Investment Life Holding Co.	107,328
200	American Physicians Service Group, Inc.	4,890
600	American Safety Insurance Holdings Ltd. (Bermuda)(a)	9,432

COMMON STOCKS (Continued)

Insurance (cont’d.)
300	Amerisafe, Inc.(a)	5,265
4,497	AMP Ltd. (Australia)	19,517
2,200	Amtrust Financial Services, Inc.	26,488
2,380	Assicurazioni Generali SpA (Italy)	41,501
8,500	Assurant, Inc.	294,950
200	Assured Guaranty Ltd.	2,654
5,553	Aviva PLC (United Kingdom)	25,806
2,078	AXA Asia Pacific Holdings Ltd. (Australia)	9,507
3,460	AXA SA (France)	52,859
102	Baloise Holding AG (Switzerland)	7,100
28,900	Berkshire Hathaway, Inc. (Class B Stock)(a)(b)	2,303,041
8,800	Chubb Corp.	440,088
1,200	CNA Surety Corp.(a)	19,284
10,500	CNO Financial Group, Inc.(a)	51,975
76	CNP Assurances (France)	5,170
1,462	Corporacion Mapfree (Spain)	3,975
14	DAI-Ichi Life Insurance Co. Ltd. (The) (Japan)	19,413
300	Delphi Financial Group, Inc. (Class A Stock)	7,323
400	Enstar Group Ltd. (Bermuda)(a)	26,576
400	First Mercury Financial Corp.	4,232
5,100	Flagstone Reinsurance Holdings SA	55,182
4,543	Fortis Group (Belgium)	10,110
600	Greenlight Capital RE Ltd. (Class A Stock)(a)	15,114
123	Hannover Rueckversicherung AG (Germany)	5,271
22,000	Hartford Financial Services Group, Inc.	486,860
4,416	Insurance Australia Group Ltd. (Australia)	12,562
11,968	Legal & General Group PLC (United Kingdom)	13,949
3,900	Lincoln National Corp.	94,731
447	Mediolanum SpA (Italy)	1,746
4,400	MetLife, Inc.	166,144
1,190	Mitsui Sumitomo Insurance Group Holdings, Inc. (Japan)	25,470
4,800	Montpelier RE Holdings Ltd.	71,664
400	Muenchener Rueckversicherungs AG (Germany)	50,201
2,900	NKSJ Holdings, Inc. (Japan)(a)	17,351
600	NYMAGIC, Inc.	11,574
10,755	Old Mutual PLC (United Kingdom)	16,466
10,300	Phoenix Cos., Inc. (The)(a)	21,733
2,400	Platinum Underwriters Holdings Ltd.	87,096
700	PMA Capital Corp. (Class A Stock)(a)	4,585
4,700	Presidential Life Corp.	42,770
5,145	Prudential PLC (United Kingdom)	38,807
2,049	QBE Insurance Group Ltd. (Australia)	31,092
4,273	Resolution Ltd. (United Kingdom)	4,041
6,806	RSA Insurance Group PLC (United Kingdom)	12,074
500	Safety Insurance Group, Inc.	18,510

COMMON STOCKS (Continued)

Insurance (cont’d.)
856	Sampo OYJ (Finland) (Class A Stock)	18,048
338	SCOR SE (France)	6,456
2	Sony Financial Holdings, Inc. (Japan)	6,671
4,518	Standard Life PLC (United Kingdom)	11,675
4,200	Stewart Information Services Corp.	37,884
2,804	Suncorp-Metway Ltd. (Australia)	18,759
61	Swiss Life Holding AG (Switzerland)	5,830
704	Swiss Reinsurance (Switzerland)	28,926
500	T & D Holdings, Inc. (Japan)	10,691
1,500	Tokio Marine Holdings, Inc. (Japan)	39,435
7,100	Travelers Cos., Inc. (The)	349,675
49	TrygVesta AS (Denmark)	2,582
900	United America Indemnity Ltd. (Class A Stock)(a)	6,624
7,600	Unitrin, Inc.	194,560
78	Vienna Insurance Group (Austria)	3,238
60,500	XL Capital Ltd. (Class A Stock)	968,605
304	Zurich Financial Services AG (Switzerland)	67,006

		7,555,260

Internet & Catalog Retail
600	Amazon.com, Inc.(a)	65,556
300	Dena Co. Ltd. (Japan)	7,921
1,792	Home Retail Group PLC (United Kingdom)	5,691
200	HSN, Inc.(a)	4,800
15	Rakuten, Inc. (Japan)	10,838

		94,806

Internet Software & Services 0.6%
800	Ancestry.com, Inc.(a)	14,096
12,300	EarthLink, Inc.	97,908
4,100	Google, Inc. (Class A Stock)(a)	1,824,295
11,200	IAC/InterActiveCorp(a)	246,064
3,500	j2 Global Communications, Inc.(a)	76,440
1,300	Logmein, Inc.(a)	34,099
1,100	Travelzoo, Inc.(a)	13,618
257	United Internet AG (Germany)	2,828
5,500	United Online, Inc.	31,680
30	Yahoo! Japan Corp. (Japan)	11,957

		2,352,985

Investment Companies
600	K-Green Trust (Singapore)(a)	450

COMMON STOCKS (Continued)

IT Services 1.5%
93	ATOS Origin SA (France)(a)	3,734
1,700	CACI International, Inc. (Class A Stock)(a)	72,216
298	Capital Gemini SA (France)	13,097
2,000	Computer Sciences Corp.	90,500
908	Computershare Ltd. (Australia)	8,030
2,500	CSG Systems International, Inc.(a)	45,825
3,300	DST Systems, Inc.	119,262
1,900	Global Cash Access Holdings, Inc.(a)	13,699
3,600	iGATE Corp.	46,152
201	Indra Sistemas SA (Spain)	3,214
22,141	International Business Machines Corp.	2,733,971
100	ITOCHU Techno-Solutions Corp. (Japan)	3,654
3,500	Lionbridge Technologies, Inc.(a)	15,995
3,200	MasterCard, Inc. (Class A Stock)	638,496
1,200	NCI, Inc. (Class A Stock)(a)	27,096
200	Nomura Research Institute Ltd. (Japan)	4,246
3	NTT Data Corp. (Japan)	11,074
20	OBIC Co. Ltd. (Japan)	3,860
1,200	Online Resources Corp.(a)	4,980
300	Unisys Corp.(a)	5,547
1,900	VeriFone Holdings, Inc.(a)	35,967
22,800	Visa, Inc. (Class A Stock)	1,613,100
11,900	Western Union Co. (The)	177,429
200	Wright Express Corp.(a)	5,940

		5,697,084

Leisure Equipment & Products 0.1%
4,000	Mattel, Inc.	84,640
400	Namco Bandai Holdings, Inc. (Japan)	3,517
700	Nikon Corp. (Japan)	12,064
800	Polaris Industries, Inc.	43,696
100	Sankyo Co. Ltd. (Japan)	4,520
400	Sega Sammy Holdings, Inc. (Japan)	5,746
100	Shimano, Inc. (Japan)	4,291
1,800	Sturm, Ruger & Co., Inc.	25,794
400	Yamaha Corp. (Japan)	4,084

		188,352

Life Sciences Tools & Services 0.6%
7,000	Bruker Corp.(a)	85,120
700	Cambrex Corp.(a)	2,205
14,400	Life Technologies Corp.(a)(b)	680,400
93	Lonza Group AG (Switzerland)	6,192
467	QIAGEN NV(a)	9,026

COMMON STOCKS (Continued)

Life Sciences Tools & Services (cont’d.)
31,600	Thermo Fisher Scientific, Inc.(a)	1,549,980

		2,332,923
Machinery 1.5%
3,900	Albany International Corp. (Class A Stock)	63,141
701	ALFA Laval AB (Sweden)	9,103
4,900	Altra Holdings, Inc.(a)	63,798
1,000	Amada Co. Ltd. (Japan)	6,573
6,100	ArvinMeritor, Inc.(a)	79,910
1,369	Atlas Copco AB (Sweden) (Class A Stock)	20,016
797	Atlas Copco AB (Sweden) (Class B Stock)	10,522
3,600	Blount International, Inc.(a)	36,972
11,400	Crane Co.	344,394
18,300	Deere & Co.	1,018,944
8,700	Dover Corp.	363,573
11,800	Eaton Corp.(b)	772,192
400	Fanuc Ltd. (Japan)	45,169
319	GEA Group AG (Germany)	6,355
1,000	Hino Motors Ltd. (Japan)	4,931
200	Hitachi Construction Machinery Co. Ltd. (Japan)	3,682
6,300	IDEX Corp.	179,991
3,000	IHI Corp. (Japan)	4,774
1,636	Invensys PLC (United Kingdom)	5,857
1,000	Japan Steel Works Ltd. (The) (Japan)	8,790
3,300	John Bean Technologies Corp.	50,325
400	JTEKT Corp. (Japan)	3,699
1,200	Kadant, Inc.(a)	20,904
3,000	Kawasaki Heavy Industries Ltd. (Japan)	7,274
3,600	Kennametal, Inc.	91,548
2,000	Komatsu Ltd. (Japan)	36,012
314	Kone OYJ (Finland) (Class B Stock)	12,502
2,000	Kubota Corp. (Japan)	15,341
200	Kurita Water Industries Ltd. (Japan)	5,465
200	Makita Corp. (Japan)	5,352
216	MAN AG (Germany)	17,792
260	Metso OYJ (Finland)	8,332
900	Miller Industries, Inc.	12,123
1,000	Minebea Co. Ltd. (Japan)	5,540
6,000	Mitsubishi Heavy Industries Ltd. (Japan)	20,698
2,000	Mitsui Engineering & Shipbuilding Co. Ltd. (Japan)	4,040
1,500	Mueller Industries, Inc.	36,900
800	NACCO Industries, Inc. (Class A Stock)	71,008
1,000	NGK Insulators Ltd. (Japan)	15,575
900	Nordson Corp.	50,472
1,000	NSK Ltd. (Japan)	6,945

COMMON STOCKS (Continued)

Machinery (cont’d.)
1,000	NTN Corp. (Japan)	4,094
19,100	Oshkosh Corp.(a)	595,156
15,800	Parker Hannifin Corp.	876,268
2,055	Sandvik AB (Sweden)	25,067
668	Scania AB (Sweden) (Class B Stock)	10,196
44	Schindler Holding AG (Switzerland)	3,672
99	Schindler Holding AG - Part Certification (Switzerland)	8,344
2,000	SembCorp Marine Ltd. (Singapore)	5,465
792	SKF AB (Sweden) (Class B Stock)	14,214
100	SMC Corp. (Japan)	13,377
1,000	Sumitomo Heavy Industries Ltd. (Japan)	5,868
1,200	Sun Hydraulics Corp.	28,152
300	Tecumseh Products Co. (Class A Stock)(a)	3,336
2,900	Tennant Co.	98,078
300	THK Co. Ltd. (Japan)	6,207
2,600	Timken Co.	67,574
600	Trimas Corp.(a)	6,786
122	Vallourec (France)	21,034
2,222	Volvo AB (Sweden) (Class B Stock)(a)	24,573
9,500	Wabco Holdings, Inc.(a)	299,060
171	Wartsila OYJ (Finland)	7,776
2,000	Watts Water Technologies, Inc. (Class A Stock)	57,320
2,000	Yangzijiang Shipbuilding Holdings Ltd. (Singapore)	1,908
272	Zardoya Otis SA (Spain)	3,494

		5,733,553
Marine
3	A.P. Moller - Maersk A/S (Denmark) (Class B Stock)	23,628
1	A.P. Moller - Maersk A/S (Denmark) (Class A Stock)	7,606
3,200	Genco Shipping & Trading Ltd.(a)	47,968
1,000	Kawasaki Kisen Kaisha Ltd. (Japan)(a)	4,066
110	Kuehne & Nagel International AG (Switzerland)	11,323
2,000	Mitsui O.S.K. Lines Ltd. (Japan)	13,223
2,000	Neptune Orient Lines Ltd. (Singapore)(a)	2,825
3,000	Nippon Yusen KK (Japan)	10,933
500	Orient Overseas International Ltd. (Hong Kong)(a)	3,574

		125,146
Media 1.3%
2,322	British Sky Broadcasting Group PLC (United Kingdom)	24,246
82,400	Comcast Corp. (Class A Stock)	1,431,288
300	Dentsu, Inc. (Japan)	7,923
202	Eutelsat Communications (France)	6,762
4,322	Fairfax Media Ltd. (Australia)	4,722
1	Fuji Media Holdings, Inc. (Japan)	1,436

COMMON STOCKS (Continued)

Media (cont’d.)
36,100	Gannett Co., Inc.	485,906
201	Gestevision Telecinco SA (Spain)	1,786
50	Hakuhodo DY Holdings, Inc. (Japan)	2,505
500	Harte-Hanks, Inc.	5,225
4,000	ITV PLC (United Kingdom)(a)	2,989
136	JC Decaux SA (France)(a)	3,169
2	Jupiter Telecommunications Co. Ltd. (Japan)	1,915
241	Lagardere SCA (France)	7,517
700	Liberty Media Corp. - Starz(a)	36,288
132	M6-Metropole Television (France)	2,669
17,400	McGraw-Hill Cos., Inc. (The)	489,636
1,447	Mediaset SpA (Italy)	8,229
50	Modern Times Group AB (Sweden) (Class B Stock)	2,737
34,600	News Corp. (Class A Stock)	413,816
258	PagesJaunes Groupe (France)	2,659
1,650	Pearson PLC (United Kingdom)	21,700
240	Publicis Groupe (France)	9,574
1,478	Reed Elsevier NV (Netherlands)	16,362
2,471	Reed Elsevier PLC (United Kingdom)	18,322
164	Sanoma OYJ (Finland)	2,832
3,300	Scholastic Corp.	79,596
578	SES SA (France)	12,020
4,000	Singapore Press Holdings Ltd. (Singapore)	10,767
240	Societe Television Francaise 1 (France)	3,127
1,000	Television Broadcasts Ltd. (Hong Kong)	4,637
18,366	Time Warner, Inc.	530,961
300	Toho Co. Ltd. (Japan)	4,974
18,800	Viacom, Inc. (Class B Stock)	589,756
2,513	Vivendi (France)	51,070
20,275	Walt Disney Co. (The)	638,662
600	Washington Post Co. (The) (Class B Stock)(b)	246,288
568	Wolters Kluwer NV (Netherlands)	10,893
2,554	WPP PLC (United Kingdom)	24,060

		5,219,024
Metals & Mining 1.0%
286	Acerinox SA (Spain)	4,444
59,700	Alcoa, Inc.	600,582
4,982	Alumina Ltd. (Australia)	6,305
2,724	Anglo American PLC (United Kingdom)(a)	94,918
805	Antofagasta PLC (United Kingdom)	9,366
1,750	Arcelormittal (Netherlands)	46,938
6,890	BHP Billiton Ltd. (Australia)	214,345
4,554	Billiton PLC (United Kingdom)	118,079
3,723	BlueScope Steel Ltd. (Australia)(a)	6,472

COMMON STOCKS (Continued)

Metals & Mining (cont’d.)
300	Boliden AB (Sweden)	3,316
800	Brush Engineered Materials, Inc.(a)	15,984
1,000	Daido Steel Co. Ltd. (Japan)	4,276
1,000	DOWA Holdings Co. Ltd. (Japan)	4,791
11	Eramet Group (France)	2,719
526	Eurasian Natural Resources Corp. (Kazakhstan)	6,693
2,523	Fortescue Metals Group Ltd. (Australia)(a)	8,557
23,300	Freeport-McMoRan Copper & Gold, Inc.	1,377,729
366	Fresnillo PLC (United Kingdom)	5,314
1,000	JFE Holdings, Inc. (Japan)	30,937
400	Kaiser Aluminum Corp.	13,868
437	Kazakhmys PLC (United Kingdom)	6,415
5,000	Kobe Steel Ltd. (Japan)	9,524
315	Lonmin PLC (United Kingdom)(a)	6,577
261	Macarthur Coal Ltd. (Australia)	2,608
100	Maruichi Steel Tube Ltd. (Japan)	1,913
2,000	Mitsubishi Materials Corp. (Japan)(a)	5,316
1,000	Mitsui Mining & Smelting Co. Ltd. (Japan)	2,639
989	Newcrest Mining Ltd. (Australia), 144A	28,856
7,400	Newmont Mining Corp.	456,876
11,000	Nippon Steel Corp. (Japan)	36,360
1,000	Nisshin Steel Co. Ltd. (Japan)	1,590
1,401	Norsk Hydro ASA (Norway)	6,327
2,743	OneSteel Ltd. (Australia)	6,787
242	Outokumpu OYJ (Finland)	3,636
6,373	OZ Minerals Ltd. (Australia)(a)	5,047
167	Randgold Resources Ltd. (United Kingdom)	15,876
122	Rautaruukki OYJ Corp. (Finland)	1,778
888	Rio Tinto Ltd. (Australia)	48,835
2,931	Rio Tinto PLC (United Kingdom)	128,713
80	Salzgitter AG (Germany)	4,787
11,700	Schnitzer Steel Industries, Inc. (Class A Stock)	458,640
336	Sims Metal Management Ltd. (Australia)	4,774
369	SSAB AB (Sweden) (Class A Stock)	4,954
170	SSAB Svenskt Stal AB (Sweden) (Class B Stock)	2,041
1,500	Stillwater Mining Co.(a)	17,430
7,000	Sumitomo Metal Industries Ltd. (Japan)	15,827
1,000	Sumitomo Metal Mining Co. Ltd. (Japan)	12,475
682	ThyssenKrupp AG (Germany)	16,869
200	Tokyo Steel Manufacturing Co. Ltd. (Japan)	2,312
282	Vedanta Resources Ltd. (United Kingdom)	8,860
240	Voestalpine AG (Austria)	6,536
3,500	Worthington Industries, Inc.	45,010
4,086	Xstrata PLC (United Kingdom)	53,505

		4,005,326

COMMON STOCKS (Continued)

Multiline Retail 0.6%
7,500	99 Cents Only Stores(a)	111,000
300	Dillard’s, Inc. (Class A Stock)	6,450
2,100	Dollar Tree, Inc.(a)	87,423
1,085	Harvey Norman Holdings Ltd. (Australia)	2,997
1,000	Isetan Mitsukoshi Holdings Ltd. (Japan)	9,749
1,000	J Front Retailing Co. Ltd. (Japan)	4,813
2,000	Lifestyle International Holdings Ltd. (Hong Kong)	3,870
25,600	Macy’s, Inc.	458,240
3,213	Marks & Spencer Group (United Kingdom)	15,828
500	Marui Group Co. Ltd. (Japan)	3,368
402	Next PLC (United Kingdom)	11,985
155	PPR (France)	19,255
1,000	Takashimaya Co. Ltd. (Japan)	7,971
32,300	Target Corp.	1,588,191

		2,331,140
Multi-Utilities 0.7%
2,239	A2A SpA (Italy)	3,057
914	AGL Energy Ltd. (Australia)	11,241
3,400	Ameren Corp.	80,818
1,800	Avista Corp.	35,154
10,636	Centrica PLC (United Kingdom)	46,937
2,563	GDF SUEZ (France)	72,919
7,156	National Grid PLC (United Kingdom)	52,246
2,300	Northwestern Corp.	60,260
28,700	PG&E Corp.	1,179,570
24,300	Public Service Enterprise Group, Inc.	761,319
873	RWE AG (Germany)	57,221
550	SUEZ Environnement Co. (France)	9,076
12,400	TECO Energy, Inc.	186,868
1,391	United Utilities Group PLC (United Kingdom)	10,885
772	Veolia Environnement (France)	18,137

		2,585,708
Office Electronics 0.2%
300	Brother Industries Ltd. (Japan)	3,114
2,300	Canon, Inc. (Japan)	85,720
1,000	Konica Minolta Holdings, Inc. (Japan)	9,620
64	Neopost SA (France)	4,634
1,000	Ricoh Co. Ltd. (Japan)	12,752
60,200	Xerox Corp.	484,008

		599,848

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels 5.1%
17,700	Apache Corp.	1,490,163
1,186	Arrow Energy Ltd. (Australia)(a)	4,800
7,050	BG Group PLC (United Kingdom)	104,853
2,300	Bill Barrett Corp.(a)	70,771
38,805	BP PLC (United Kingdom)	185,766
2,810	Cairn Energy PLC (United Kingdom)(a)	17,263
276	Caltex Australia Ltd. (Australia)	2,166
37,100	Chesapeake Energy Corp.	777,245
57,392	Chevron Corp.	3,894,621
2,700	Cimarex Energy Co.	193,266
41,400	ConocoPhillips	2,032,326
1,000	Cosmo Oil Co. Ltd. (Japan)	2,388
2,300	CVR Energy, Inc.(a)	17,296
19,600	Devon Energy Corp.	1,194,032
136	Energy Resources of Australia Ltd. (Australia)	1,502
5,306	ENI SpA (Italy)	97,398
107,654	Exxon Mobil Corp.	6,143,814
315	Galp Energia SGPS SA (Portugal) (Class B Stock)	4,705
5,700	Green Plains Renewable Energy, Inc.(a)	58,254
1,900	Gulfport Energy Corp.(a)	22,534
20,800	Hess Corp.	1,047,072
2	INPEX Holdings, Inc. (Japan)	11,093
2,500	James River Coal Co.(a)	39,800
100	Japan Petroleum Exploration Co. (Japan)	4,080
5,210	JX Holdings, Inc. (Japan)(a)	25,751
3,856	Marathon Oil Corp.	119,883
6,000	Mongolia Energy Co. Ltd. (Hong Kong)(a)	2,087
7,800	Murphy Oil Corp.	386,490
262	Neste Oil OYJ (Finland)	3,802
10,200	Occidental Petroleum Corp.	786,930
340	OMV AG (Austria)	10,210
1,783	Origin Energy Ltd. (Australia)	22,244
1,146	Paladin Energy Ltd. (Australia)(a)	3,412
1,000	Panhandle Oil and Gas, Inc. (Class A Stock)	26,430
3,900	Peabody Energy Corp.	152,607
1,548	Repsol YPF SA (Spain)	31,239
7,295	Royal Dutch Shell PLC (United Kingdom) (Class A Stock)	184,097
5,598	Royal Dutch Shell PLC (United Kingdom) (Class B Stock)	135,308
1,732	Santos Ltd. (Australia)	18,100
400	Showa Shell Sekiyu KK (Japan)	2,758
2,356	StatoilHydro ASA (Norway)	45,388
6,800	Stone Energy Corp.(a)	75,888
1,000	TonenGeneral Sekiyu K.K. (Japan)	8,652
4,375	Total SA (France)	195,295
1,757	Tullow Oil PLC (United Kingdom)	26,136

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
5,300	USEC, Inc.(a)	25,228
13,700	VAALCO Energy, Inc.	76,720
10,500	W&T Offshore, Inc.	99,330
1,114	Woodside Petroleum Ltd. (Australia)	38,722
3,300	World Fuel Services Corp.	85,602

		20,005,517
Paper & Forest Products
1,400	Domtar Corp. (Canada)	68,810
1,600	Glatfelter	17,360
108	Holmen AB (Sweden) (Class B Stock)	2,564
200	Nippon Paper Group, Inc. (Japan)	5,536
2,000	OJI Paper Co. Ltd. (Japan)	9,806
1,188	Stora ENSO OYJ (Finland) (Class R Stock)	8,584
1,160	Svenska Cellulosa AB (Sweden) (Class B Stock)	13,643
1,060	UPM-Kymmene OYJ (Finland)	14,034
4,100	Wausau Paper Corp.(a)	27,757

		168,094
Personal Products 0.1%
180	Beiersdorf AG (Germany)	9,941
1,000	KAO Corp. (Japan)	23,529
488	L’Oreal SA (France)	47,780
3,000	Nu Skin Enterprises, Inc. (Class A Stock)	74,790
1,200	Nutraceutical International Corp.(a)	18,312
800	Prestige Brands Holdings, Inc.(a)	5,664
700	Shiseido Co. Ltd. (Japan)	15,429
1,900	USANA Health Sciences, Inc.(a)	69,407

		264,852
Pharmaceuticals 3.0%
14,400	Abbott Laboratories	673,632
18,900	Allergan, Inc.	1,101,114
900	Astellas Pharma, Inc. (Japan)	30,155
3,052	AstraZeneca PLC (United Kingdom)	143,889
1,718	Bayer AG (Germany)	95,796
38,000	Bristol-Myers Squibb Co.	947,720
500	Chugai Pharmaceutical Co. Ltd. (Japan)	8,900
1,400	Daiichi Sankyo Co. Ltd. (Japan)	25,012
600	Eisai Co. Ltd. (Japan)	19,909
972	Elan Corp. PLC (Ireland)(a)	4,412
11,500	Eli Lilly & Co.	385,250
4,300	Forest Laboratories, Inc.(a)	117,949
10,798	GlaxoSmithKline PLC (United Kingdom)	183,359
100	Hisamitsu Pharmaceutical Co., Inc. (Japan)	3,967

COMMON STOCKS (Continued)

Pharmaceuticals (cont’d.)
5,400	Impax Laboratories, Inc.(a)	102,924
51	Ipsen SA (France)	1,553
45,900	Johnson & Johnson	2,710,854
1,000	Kyowa Hakko Kogyo Co. Ltd. (Japan)	9,484
6,400	Medicines Co. (The)(a)	48,704
5,800	Medicis Pharmaceutical Corp. (Class A Stock)	126,904
45,789	Merck & Co., Inc.	1,601,241
132	Merck KGaA (Germany)	9,683
1,000	Mitsubishi Tanabe Pharma Corp. (Japan)	15,236
4,387	Novartis AG (Switzerland)	212,608
888	Novo Nordisk A/S (Denmark) (Class B Stock)	71,744
3,400	Obagi Medical Products, Inc.(a)	40,188
200	ONO Pharmaceutical Co. Ltd. (Japan)	8,108
182	Orion OYJ (Finland) (Class B Stock)	3,404
2,900	Par Pharmaceutical Cos., Inc.(a)	75,284
179,419	Pfizer, Inc.	2,558,515
1,100	POZEN, Inc.(a)	7,711
1,459	Roche Holding AG (Switzerland)	200,819
2,175	Sanofi-aventis (France)	130,995
4,200	Santarus, Inc.(a)	10,416
200	Santen Pharmaceutical Co. Ltd. (Japan)	7,206
600	Shionogi & Co. Ltd. (Japan)	12,439
1,144	Shire Ltd. (United Kingdom)	23,468
1,500	Takeda Pharmaceutical Co. Ltd. (Japan)	64,429
1,850	Teva Pharmaceutical Industries Ltd. (Israel)	96,657
206	UCB SA (Belgium)	6,469

		11,898,107
Professional Services 0.1%
251	Adecco SA (Switzerland)	11,974
100	Bureau Veritas SA (France)	5,416
1,270	Capita Group PLC (The) (United Kingdom)	13,992
1,800	Diamond Management & Technology Consultants, Inc. (Class A Stock)	18,558
3,700	Dolan Media Co.(a)	41,144
2,090	Experian PLC (United Kingdom)	18,175
1,900	Franklin Covey Co.(a)	12,350
1,800	Kelly Services, Inc. (Class A Stock)(a)	26,766
208	Randstad Holding NV (Netherlands)(a)	8,174
11	SGS SA (Switzerland)	14,846
3,400	Towers Watson & Co. (Class A Stock)	132,090

		303,485
Real Estate Investment Trusts 0.7%
1,300	American Capital Agency Corp.	34,346

COMMON STOCKS (Continued)

Real Estate Investment Trusts (cont’d.)
32,700	Annaly Capital Management, Inc.	560,805
14,000	Anworth Mortgage Asset Corp.	99,680
3,000	Ascendas Real Estate Investment Trust (Singapore)	3,874
3,500	Ashford Hospitality Trust, Inc.(a)	25,655
1,740	British Land Co. PLC (United Kingdom)	11,239
5,000	CapitaMall Trust (Singapore)	6,519
5,600	CapLease, Inc.	25,816
9,000	CBL & Associates Properties, Inc.	111,960
3,523	CFS Retail Property Trust (Australia)	5,569
185,600	Chimera Investment Corp.	670,016
4,600	Colonial Properties Trust	66,838
1,100	Colony Financial, Inc.	18,590
109	Corio NV (Netherlands)	5,293
10,600	DCT Industrial Trust, Inc.	47,912
9,598	Dexus Property Group (Australia)	6,159
400	Equity Lifestyle Properties, Inc.	19,292
48	Fonciere des Regions (France)	3,957
300	Franklin Street Properties Corp.	3,543
38	Gecina SA (France)	3,433
200	Getty Realty Corp.	4,482
600	Gladstone Commercial Corp.	9,804
12,202	Goodman Group (Australia)	6,454
3,495	GPT Group (Australia)	8,160
1,420	Hammerson PLC (United Kingdom)	7,239
2,300	Hospitality Properties Trust	48,530
48	Icade (France)	4,051
3,500	Invesco Mortgage Capital, Inc.	70,035
1,400	Investors Real Estate Trust	12,362
1	Japan Prime Realty Investment Corp. (Japan) (Class A Stock)	2,106
1	Japan Real Estate Investment Corp. (Japan) (Class A Stock)	8,146
4	Japan Retail Fund Investment Corp. (Japan) (Class A Stock)	4,872
195	Klepierre (France)	5,388
1,544	Land Securities Group PLC (United Kingdom)	12,778
9,000	Lexington Realty Trust	54,090
1,038	Liberty International PLC (United Kingdom)	4,795
4,500	Link REIT (The) (Hong Kong)	11,166
1,600	LTC Properties, Inc.	38,832
3,100	Medical Properties Trust, Inc.	29,264
26,700	MFA Financial, Inc.	197,580
5,155	Mirvac Group (Australia) (Class REIT Stock)	5,630
800	Monmouth Real Estate Investment Corp. (Class A Stock)	5,912
800	National Health Investors, Inc.	30,848
2,700	National Retail Properties, Inc.	57,888
1	Nippon Building Fund, Inc. (Japan) (Class A Stock)	7,934
1	Nomura Real Estate Office Fund, Inc. (Japan) (Class A Stock)	4,978

COMMON STOCKS (Continued)

Real Estate Investment Trusts (cont’d.)
9,000	NorthStar Realty Finance Corp.	24,030
800	OMEGA Healthcare Investors, Inc.	15,944
3,200	Parkway Properties, Inc.	46,624
300	PS Business Parks, Inc.	16,734
5,100	Ramco-Gershenson Properties Trust	51,510
3,600	Redwood Trust, Inc.	52,704
8,100	Resource Capital Corp.	46,008
700	Saul Centers, Inc.	28,441
1,499	Segro PLC (United Kingdom)	5,652
800	Starwood Property Trust, Inc.	13,560
5,091	Stockland (Australia)	15,801
184	Unibail-Rodamco (France)	29,989
300	Urstadt Biddle Properties, Inc. (Class A Stock)	4,839
1,600	Walter Investment Management Corp.	26,160
4,304	Westfield Group (Australia)	43,736

		2,805,552

Real Estate Management & Development 0.1%
100	AEON Mall Co. Ltd. (Japan)	1,981
288	BENI Stabili SpA (Italy)(a)	218
5,000	CapitaLand Ltd. (Singapore)	12,750
1,000	Capitamalls Asia Ltd. (Singapore)	1,495
3,000	Cheung Kong Holdings Ltd. (Hong Kong)	34,622
1,000	City Developments Ltd. (Singapore)	7,871
200	Daito Trust Construction Co. Ltd. (Japan)	11,326
1,000	Daiwa House Industry Co. Ltd. (Japan)	8,996
2,000	Hang Lung Group Ltd. (Hong Kong)	10,778
4,000	Hang Lung Properties Ltd. (Hong Kong)	15,300
2,000	Henderson Land Development Co. Ltd. (Hong Kong)	11,714
2,000	Hopewell Holdings (Hong Kong)	5,649
1,000	Hysan Development Co. Ltd. (Hong Kong)	2,827
2,100	Immofinanz Immobilien Anlagen (Austria)(a)	5,392
1,500	Kerry Properties Ltd. (Hong Kong)	6,481
1,105	Lend Lease Group (Australia)	6,729
2,000	Mitsubishi Estate Co. Ltd. (Japan)	27,843
2,000	Mitsui Fudosan Co. Ltd. (Japan)	27,837
5,000	New World Development Ltd. (Hong Kong)	8,117
2	NTT Urban Development Corp. (Japan)	1,589
4,000	Sino Land Co. Ltd. (Hong Kong)	7,149
1,000	Sumitomo Realty & Development Co. Ltd. (Japan)	16,992
3,000	Sun Hung KAI Properties Ltd. (Hong Kong)	41,028
1,500	Swire Pacific Ltd. (Hong Kong)	17,027
1,000	Tokyo Tatemono Co. Ltd. (Japan)	3,082
1,000	Tokyu Land Corp. (Japan)	3,496

COMMON STOCKS (Continued)

Real Estate Management & Development (cont’d.)
1,000	UOL Group Ltd. (Singapore)	2,693
3,000	Wharf Holdings Ltd. (Hong Kong)	14,534
2,000	Wheelock & Co. Ltd. (Hong Kong)	5,638

		321,154

Road & Rail 0.5%
1,100	Amerco, Inc.(a)	60,555
5,498	Asciano Group (Australia)(a)	7,383
1,300	Avis Budget Group, Inc.(a)	12,766
3	Central Japan Railway Co. (Japan)	24,771
4,000	ComfortDelGro Corp. Ltd. (Singapore)	4,148
21,500	CSX Corp.	1,067,045
600	Dollar Thrifty Automotive Group, Inc.(a)	25,566
427	DSV A/S (Denmark)	6,148
700	East Japan Railway Co. (Japan)	46,610
984	FirstGroup PLC (United Kingdom)	5,341
3,000	Kansas City Southern(a)	109,050
1,000	Keihin Electric Express Railway Co. Ltd. (Japan)	8,838
1,000	KEIO Corp. (Japan)	6,456
1,000	Keisei Electric Railway Co. Ltd. (Japan)	5,591
3,000	Kintetsu Corp. (Japan)	9,154
3,000	MTR Corp. (Hong Kong)	10,231
2,000	Nippon Express Co. Ltd. (Japan)	9,012
12,400	Norfolk Southern Corp.	657,820
1,000	Odakyu Electric Railway Co. Ltd. (Japan)	8,584
2,000	Tobu Railway Co. Ltd. (Japan)	10,773
2,000	Tokyu Corp. (Japan)	8,140
600	Werner Enterprises, Inc.	13,134
3	West Japan Railway Co. (Japan)	10,971

		2,128,087

Semiconductors & Semiconductor Equipment 1.8%
1,700	Advanced Analogic Technologies, Inc.(a)	5,423
500	Advanced Energy Industries, Inc.(a)	6,145
50,100	Advanced Micro Devices, Inc.(a)	366,732
300	Advantest Corp. (Japan)	6,269
5,900	Amkor Technology, Inc.(a)	32,509
3,500	Anadigics, Inc.(a)	15,260
8,900	Applied Micro Circuits Corp.(a)	93,272
2,200	Arm Holdings PLC (United Kingdom)	9,106
500	ASM Pacific Technology Ltd. (Hong Kong)	3,884
879	ASML Holding NV (Netherlands)	24,190
2,700	Atheros Communications, Inc.(a)	74,358
17,500	Broadcom Corp. (Class A Stock)	576,975
1,100	Brooks Automation, Inc.(a)	8,503

COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment (cont’d.)
4,100	Cirrus Logic, Inc.(a)	64,821
4,400	Diodes, Inc.(a)	69,828
400	Elpida Memory, Inc. (Japan)(a)	6,145
2,211	Infineon Technologies AG (Germany)(a)	12,863
150,500	Intel Corp.	2,927,225
4,000	Marvell Technology Group Ltd. ()(a)	63,040
15,300	Micron Technology, Inc.(a)(b)	129,897
100	MKS Instruments, Inc.(a)	1,872
1,200	NVE Corp.(a)	52,236
2,100	PLX Technology, Inc.(a)	8,799
15,300	RF Micro Devices, Inc.(a)	59,823
200	ROHM Co. Ltd. (Japan)	12,010
5,800	Semtech Corp.(a)	94,946
200	Shinko Electric Industries Co. Ltd. (Japan)	2,599
1,600	Skyworks Solutions, Inc.(a)	26,864
1,394	STMicroelectronics NV (France)	11,072
200	SUMCO Corp. (Japan)(a)	3,315
85,400	Texas Instruments, Inc.	1,988,112
400	Tokyo Electron Ltd. (Japan)	21,547
4,900	Volterra Semiconductor Corp.(a)	112,994
10,500	Zoran Corp.(a)	100,170

		6,992,804

Software 2.4%
3,900	ACI Worldwide, Inc.(a)	75,933
16,300	Activision Blizzard, Inc.	170,987
8,900	Ariba, Inc.(a)	141,777
23,600	Autodesk, Inc.(a)	574,896
448	Autonomy Corp. PLC (United Kingdom)(a)	12,212
900	Blackbaud, Inc.	19,593
1,600	Blackboard, Inc.(a)	59,728
7,300	BMC Software, Inc.(a)(b)	252,799
132	Dassault Systemes SA (France)	7,997
2,000	Interactive Intelligence, Inc.(a)	32,860
12,200	Intuit, Inc.(a)	424,194
4,800	Jack Henry & Associates, Inc.	114,624
1,200	JDA Software Group, Inc.(a)	26,376
200	Konami Corp. (Japan)	3,085
10,000	Lawson Software, Inc.(a)	73,000
600	Manhattan Associates, Inc.(a)	16,530
13,500	McAfee, Inc.(a)	414,720
201,413	Microsoft Corp.	4,634,513
80	Nice Systems Ltd. (Israel)(a)	2,030
200	Nintendo Co. Ltd. (Japan)	58,722
1,900	OPNET Technologies, Inc.	27,911

COMMON STOCKS (Continued)

Software (cont’d.)
39,400	Oracle Corp.	845,524
100	Oracle Corp. (Japan)	4,914
1,200	Parametric Technology Corp.(a)	18,804
2,900	Pegasystems, Inc.	93,119
2,200	S1 Corp.(a)	13,222
2,677	Sage Group PLC (The) (United Kingdom)	9,210
1,752	SAP AG (Germany)	77,843
1,800	Solera Holdings, Inc.	65,160
74,900	Symantec Corp.(a)	1,039,612
4,900	TIBCO Software, Inc.(a)	59,094
100	Trend Micro, Inc. (Japan)	2,702

		9,373,691

Specialty Retail 0.8%
100	ABC-Mart, Inc. (Japan)	3,923
2,200	America’s Car-Mart, Inc.(a)	49,786
2,200	AnnTaylor Stores Corp.(a)	35,794
1,100	Asbury Automotive Group, Inc.(a)	11,594
1,300	Bebe Stores, Inc.	8,320
9,800	Best Buy Co., Inc.	331,828
3,300	Big 5 Sporting Goods Corp.	43,362
1,500	Cato Corp. (The) (Class A Stock)	33,030
1,600	Collective Brands, Inc.(a)	25,280
1,700	DSW, Inc. (Class A Stock)(a)	38,182
2,561	Esprit Holdings Ltd. (Hong Kong)	13,756
100	Fast Retailing Co. Ltd. (Japan)	15,131
30,900	Gap, Inc. (The)	601,314
2,168	Hennes & Mauritz AB (H&M) (Sweden) (Class B Stock)	59,582
27,600	Home Depot, Inc. (The)	774,732
445	Inditex SA (Spain)	25,375
1,400	J. Crew Group, Inc.(a)	51,534
600	JOS A Bank Clothiers, Inc.(a)	32,394
5,195	Kingfisher PLC (United Kingdom)	16,274
1,700	Kirkland’s, Inc.(a)	28,687
1,700	Lowe’s Cos., Inc.	34,714
1,300	Monro Muffler Brake, Inc.	51,389
100	Nitori Co. Ltd. (Japan)	8,620
2,300	Rent-A-Center, Inc. (Class A Stock)(a)	46,598
1,700	Ross Stores, Inc.(b)	90,593
8,800	Sally Beauty Holdings, Inc.(a)	72,160
1,800	Sonic Automotive, Inc. (Class A Stock)(a)	15,408
7,800	TJX Cos., Inc.	327,210
700	Tractor Supply Co.	42,679
4,900	ULTA Salon, Cosmetics & Fragrance, Inc.(a)	115,934
8,300	Urban Outfitters, Inc.(a)(b)	285,437

COMMON STOCKS (Continued)

Specialty Retail (cont’d.)
50	USS Co. Ltd. (Japan)	3,572
180	Yamada Denki Co. Ltd. (Japan)	11,761

		3,305,953

Textiles, Apparel & Luxury Goods 0.8%
395	Adidas AG (Germany)	19,172
398	Billabong International Ltd. (Australia)	2,890
884	Burberry Group PLC (United Kingdom)	9,984
2,700	Carter’s, Inc.(a)	70,875
130	Christian Dior SA (France)	12,478
40,800	Coach, Inc.	1,491,240
1,066	Compagnie Financiere Richemont SA (Switzerland)	37,216
500	Deckers Outdoor Corp.(a)	71,435
3,300	Fossil, Inc.(a)	114,510
108	Hermes International (France)	14,317
5,800	Jones Apparel Group, Inc.	91,930
237	Luxottica Group SpA (Italy)	5,738
522	LVMH, Moet Hennessy Louis Vuitton SA (France)	56,816
3,600	Maidenform Brands, Inc.(a)	73,296
1,200	Oxford Industries, Inc.	25,116
11	Puma AG Rudolf Dassler Sport (Germany)	2,972
500	Skechers U.S.A., Inc. (Class A Stock)(a)	18,260
89	Swatch Group AG (Switzerland)	4,548
63	Swatch Group AG (The) (Switzerland)	17,768
1,300	Timberland Co. (The) (Class A Stock)(a)	20,995
600	True Religion Apparel, Inc.(a)	13,242
100	UniFirst Corp.	4,402
10,000	VF Corp.	711,800
1,900	Warnaco Group, Inc. (The)(a)	68,666
1,500	Yue Yuen Industrial Holdings Ltd. (Hong Kong)	4,656

		2,964,322

Thrifts & Mortgage Finance 0.1%
1,200	Dime Community Bancshares	14,796
1,500	First Defiance Financial Corp.	13,410
1,600	First Financial Holdings, Inc.	18,320
500	Flushing Financial Corp.	6,115
3,300	NewAlliance Bancshares, Inc.	36,993
2,500	Oceanfirst Financial Corp.	30,175
1,400	Ocwen Financial Corp.(a)	14,266
7,400	Provident Financial Services, Inc.	86,506
3,300	Radian Group, Inc.	23,892
5,200	Trustco Bank Corp. NY	29,120

		273,593

COMMON STOCKS (Continued)

Tobacco 0.6%
4,157	British American Tobacco (United Kingdom)	131,926
2,123	Imperial Tobacco Group (United Kingdom)	59,318
9	Japan Tobacco, Inc. (Japan)	28,000
7,900	Lorillard, Inc.	568,642
19,200	Philip Morris International, Inc.	880,128
10,900	Reynolds American, Inc.	568,108
512	Swedish Match AB (Sweden)	11,188
1,000	Universal Corp.	39,680

		2,286,990

Trading Companies & Distributors 0.3%
668	Bunzl PLC (United Kingdom)	6,689
400	DXP Enterprises, Inc.(a)	6,260
6,500	Interline Brands, Inc.(a)	112,385
3,000	Itochu Corp. (Japan)	23,452
1,000	Lawson Products, Inc./DE	16,980
3,000	Marubeni Corp. (Japan)	15,379
2,800	Mitsubishi Corp. (Japan)	57,928
4,000	Mitsui & Co. Ltd. (Japan)	46,663
6,181	Noble Group Ltd. (Singapore)	7,471
2,500	Sojitz Corp. (Japan)	3,907
2,400	Sumitomo Corp. (Japan)	23,969
500	Toyota Tsusho Corp. (Japan)	7,127
580	Wolseley PLC (United Kingdom)(a)	11,513
10,200	WW Grainger, Inc.(b)	1,014,390

		1,354,113

Transportation Infrastructure
603	Abertis Infraestructuras SA (Spain)	8,668
61	Aeroports de Paris (France)	3,913
552	Atlantia SpA (Italy)	9,783
1,751	Auckland International Airport Ltd. (New Zealand)	2,239
368	Brisa Auto-Estradas de Portugal SA (Portugal)	2,227
75	Fraport AG Frankfurt Airport Services Worldwide (Germany)	3,188
900	Groupe Eurotunnel SA (France)	6,082
1,000	Kamigumi Co. Ltd. (Japan)	7,673
152	Koninklijke Vopak NV (Netherlands)	5,570
4,618	Macquarie Infrastructure Group (Australia)	4,024
1,404	Map Group (Australia)	3,147
2,357	Transurban Group (Australia)	8,367

		64,881

Water Utilities 0.1%
100	American States Water Co.	3,314
17,700	American Water Works Co., Inc.	364,620

COMMON STOCKS (Continued)

Water Utilities (cont’d.)
1,100	Artesian Resources Corp. (Class A Stock)	20,306
600	California Water Service Group	21,420
483	Severn Trent PLC (United Kingdom)	8,865

		418,525
Wireless Telecommunication Services 0.1%
60	Cellcom Israel Ltd. (Israel)	1,494
6	KDDI Corp. (Japan)	28,600
154	Millicom SA	12,496
61	Mobistar SA (Belgium)	3,241
4,100	NTELOS Holdings Corp.	70,520
31	NTT DoCoMo, Inc. (Japan)	46,943
175	Partner Communications Co. Ltd. (Israel)	2,686
1,600	SoftBank Corp. (Japan)	42,437
1,000	StarHub Ltd. (Singapore)	1,608
6,300	USA Mobility, Inc.	81,396
108,464	Vodafone Group PLC (United Kingdom)	223,489

		514,910

	TOTAL COMMON STOCKS (cost $217,094,989)	224,481,431

PREFERRED STOCKS

Automobiles
107	Bayerische Motoren Werke AG (Germany)	3,719
321	Volkswagen AG PFD (Germany)	28,242

		31,961

Healthcare Equipment & Supplies
165	Fresenius SE (Germany)	10,854

Household Products
364	Henkel AG & Co. KGaA (Germany)	17,755

Multi-Utilities
80	RWE AG (Germany)	4,790

	TOTAL PREFERRED STOCKS (cost $68,422)	65,360

Units

RIGHTS

Machinery
260	Zardoya Otis SA (Spain)(a)	165

Metals & Mining
426	Norsk Hydro ASA (Norway)(a)	220

	TOTAL RIGHTS (cost $0)	385

WARRANT

Real Estate Management & Development
400	Henderson Land Development Co. Ltd. (Hong Kong)(a) (cost $0)	68

Moody’s Ratings†	Principal Amount (000)#	Description

CORPORATE BONDS 12.2%

Aerospace & Defense 0.1%
		BAE Systems Holdings, Inc., Gtd. Notes, 144A,
Baa2	$370	4.750%, 8/15/10	371,566
		L-3 Communications Corp., Gtd. Notes,
Baa3	95	4.750%, 7/15/20	95,730

			467,296
Airlines 0.1%
		Continental Airlines, Inc., Pass-thru Certs., Ser. 01- 1,
Baa2	35	6.703%, 6/15/21(c)	34,723
		Continental Airlines, Inc., Pass-thru Certs., Ser. A,
Baa2	130	7.250%, 11/10/19	138,450
		Delta Air Lines, Inc., Pass-thru Certs., Ser. 071A,
Baa1	93	6.821%, 8/10/22	91,538
		Southwest Airlines Co., Sr. Unsec’d. Notes,
Baa3	200	6.500%, 3/01/12	213,193

			477,904
Automotive
		Harley-Davidson Funding Corp., Gtd. Notes, 144A, MTN,
Baa1	85	5.750%, 12/15/14	87,696

		Johnson Controls, Inc., Sr. Unsec’d. Notes,
Baa2	55	5.500%, 1/15/16	60,962

			148,658
Banking 2.6%
		American Express Co., Sr. Unsec’d. Notes,
A3	300	8.125%, 5/20/19	372,478
		Banco Bradesco (Brazil), Sub. Notes,
A2	430	8.750%, 10/24/13	502,240
		Bank of America Corp., Sr. Unsec’d. Notes,
A2	120	4.500%, 4/01/15	121,287
		Bank of America Corp., Sub. Notes,
A3	355	5.750%, 8/15/16	367,770
		Bank of America Corp., Jr. Sub. Notes,
Ba3	500	8.000%, 12/29/49(d)	482,965
		Bank of Montreal (Canada), Covered Notes, 144A,
Aaa	480	2.850%, 6/09/15	487,846
		Bank One Corp., Sub. Notes,
A1	400	7.875%, 8/01/10	402,130
		Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes,
Aa3	100	5.300%, 10/30/15	108,087
Aa3	90	6.400%, 10/02/17	99,967
Aa3	220	7.250%, 2/01/18	256,894
		Capital One Bank, Sub. Notes,
A3	5	6.500%, 6/13/13	5,484
		Capital One Capital V,
Baa3	90	10.250%, 8/15/39	94,950
		Capital One Capital VI,
Baa3	185	8.875%, 5/15/40	192,654
		Capital One Financial Corp., Sr. Unsec’d. Notes, MTN,
Baa1	125	5.700%, 9/15/11	130,036
		Citigroup, Inc., Sub. Notes,
Baa1	82	5.000%, 9/15/14	82,016
Baa1	400	5.625%, 8/27/12	412,207
Baa1	165	6.125%, 8/25/36	149,967
		Citigroup, Inc., Sr. Unsec’d. Notes,
A3	125	6.875%, 3/05/38	131,133
A3	85	8.125%, 7/15/39	101,403
		Countrywide Financial Corp., Gtd. Notes, MTN,
A2	280	5.800%, 6/07/12	294,432
		Depfa ACS Bank (Ireland), Covered Notes, 144A,
Aa2	290	5.125%, 3/16/37	211,940
		Goldman Sachs Group, Inc., Sub. Notes,
A2	10	5.625%, 1/15/17	10,111
A2	385	6.450%, 5/01/36	367,835
A2	52	6.750%, 10/01/37	50,978

		Goldman Sachs Group, Inc., Sr. Unsec’d. Notes,
A1	5	5.125%, 1/15/15	5,252
A1	140	5.450%, 11/01/12	147,482
		ICICI Bank Ltd. (Singapore), Sr. Unsec’d. Notes, 144A,
Baa2	380	5.750%, 11/16/10	382,597
		International Bank For Reconstruction & Development (Supranational), Notes,
Aaa	695	2.375%, 5/26/15	706,630
		JPMorgan Chase & Co., Ser. 1,
Baa1	300	7.900%, 4/29/49(d)	309,219
		JPMorgan Chase Capital XXVI (Capital Security, fixed to floating preferred),
A2	8	8.000%, 5/15/78(d)	211,200
		JPMorgan Chase Capital XXVIII, Ser. AA,
A2	200	7.000%, 11/01/39	203,388
		Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes., 144A, MTN,
Aa3	295	5.800%, 1/13/20	278,449
		Merrill Lynch & Co., Inc., MTN,
A2	125	6.875%, 4/25/18	133,348
		Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes,
A2	60	4.790%, 8/04/10	60,175
		Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN,
A2	170	5.770%, 7/25/11	176,340
		Morgan Stanley, Sr. Unsec’d. Notes, Ser. E,
A2	460	5.450%, 1/09/17	455,996
		Morgan Stanley, Sr. Unsec’d. Notes, MTN,
A2	285	5.625%, 9/23/19	275,713
		MUFG Capital Finance 1 Ltd. (Cayman Islands), Gtd. Notes.,
Ba1	150	6.346%, 7/29/49(d)	145,124
		PNC Funding Corp., Gtd. Notes.,
A3	155	6.700%, 6/10/19	177,628
		Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes, MTN,
A1	250	6.400%, 10/21/19	253,409
		USB Capital XIII Trust,
A2	125	6.625%, 12/15/39	131,793
		Wachovia Bank NA, Sub. Notes,
Aa3	450	7.800%, 8/18/10(b)	453,489
		Wells Fargo & Co., Sr. Unsec’d. Notes,
A1	140	4.625%, 8/09/10	140,502
		Wells Fargo Capital XIII, Ser. G, MTN,
Ba1	200	7.700%, 12/29/49(d)	202,000

			10,286,544

Brokerage
		Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN,
NR	345	5.250%, 2/06/12(f)	68,137
NR	100	6.875%, 5/02/18(f)	20,375

			88,512
Building Materials & Construction 0.1%
		Hanson Ltd. (United Kingdom), Gtd. Notes,
B1	170	7.875%, 9/27/10	170,425
		Lafarge SA (France), Sr. Unsec’d. Notes,
Baa3	200	6.150%, 7/15/11	204,966

			375,391
Cable 0.4%
		Comcast Cable Communications Holdings, Inc., Gtd. Notes,
Baa1	55	9.455%, 11/15/22	75,870
		Comcast Corp., Gtd. Notes,
Baa1	45	6.400%, 5/15/38	48,482
Baa1	40	6.450%, 3/15/37	43,252
Baa1	110	6.500%, 11/15/35	119,626
Baa1	65	6.950%, 8/15/37	73,939
		COX Communications, Inc., Sr. Unsec’d. Notes,
Baa2	185	6.750%, 3/15/11	191,177
		DIRECTV Holdings LLC, Gtd. Notes,
Baa2	55	3.550%, 3/15/15	55,365
		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., Gtd. Notes,
Baa2	280	4.750%, 10/01/14	296,540
		Time Warner Cable, Inc., Gtd. Notes,
Baa2	590	5.400%, 7/02/12	630,223
Baa2	190	6.750%, 6/15/39	209,898

			1,744,372
Capital Goods 0.2%
		Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN,
A2	50	5.500%, 3/15/16	56,582
		Erac USA Finance Co., Gtd. Notes, 144A,
		5.800%, 10/15/12
Baa2	110	(original cost $109,915; purchased date 10/10/07)(c)(g)	118,742
		6.375%, 10/15/17
Baa2	296	(original cost $295,482; purchased date 10/10/07)(c)(g)	333,201
		7.000%, 10/15/37
Baa2	20	(original cost $19,827; purchased date 10/10/07 - 06/04/08)(c)(g)	21,794
		FedEx Corp., Gtd. Notes,
Baa2	75	7.250%, 2/15/11	77,732
		United Technologies Corp., Sr. Unsec’d. Notes,

A2	105	5.400%, 5/01/35	113,116

			721,167
Chemicals 0.2%
		Dow Chemical Co. (The), Sr. Unsec’d. Notes,
Baa3	135	6.125%, 2/01/11	137,602
Baa3	250	7.600%, 5/15/14	288,716
Baa3	95	9.400%, 5/15/39	132,125
		ICI Wilmington, Inc., Gtd. Notes,
Baa1	75	5.625%, 12/01/13	81,272
		Union Carbide Corp., Sr. Unsec’d. Notes,
Ba2	100	7.500%, 6/01/25	98,375

			738,090
Consumer 0.4%
		Avon Products, Inc., Sr. Unsec’d. Notes,
A2	300	5.750%, 3/01/18	339,275
		Fortune Brands, Inc., Sr. Unsec’d. Notes,
Baa3	550	6.375%, 6/15/14	612,199
		Newell Rubbermaid, Inc., Sr. Unsec’d. Notes,
Baa3	300	6.250%, 4/15/18	329,799
		Whirlpool Corp., Sr. Unsec’d. Notes,
Baa3	195	6.125%, 6/15/11	201,933

			1,483,206
Electric 1.3%
		Arizona Public Service Co., Sr. Unsec’d. Notes,
Baa2	35	6.250%, 8/01/16	39,116
Baa2	320	6.375%, 10/15/11	338,691
		Baltimore Gas & Electric Co., Sr. Unsec’d. Notes,
Baa2	115	6.350%, 10/01/36	129,102
		Carolina Power & Light Co., First Mtge. Bonds,
A1	105	5.250%, 12/15/15	118,493
		CenterPoint Energy Houston Electric LLC, Gen. Ref. Mtge., Ser. K2,
Baa1	120	6.950%, 3/15/33	143,018
		CenterPoint Energy Houston Electric LLC, Gen. Ref. Mtge., Ser. J2,
Baa1	160	5.700%, 3/15/13	175,486
		Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes, Ser. 09-C,
A3	110	5.500%, 12/01/39	114,192
		Consumers Energy Co., First Mtge. Bonds, Ser. D,
A3	65	5.375%, 4/15/13	70,784
		Dominion Resources, Inc., Sr. Unsec’d. Notes,
Baa2	70	4.750%, 12/15/10	71,212
Baa2	425	5.200%, 8/15/19	460,790
		Duke Energy Carolinas LLC,
A1	55	6.050%, 4/15/38	63,853
		E.ON International Finance BV (Netherlands), 144A,
A2	170	6.650%, 4/30/38	204,195

		El Paso Electric Co., Sr. Unsec’d. Notes,
Baa2	135	6.000%, 5/15/35	131,354
		ENEL Finance International SA (Luxembourg), Gtd. Notes, 144A,
A2	210	6.000%, 10/07/39	202,039
		Energy East Corp., Gtd. Notes,
A3	30	6.750%, 9/15/33	32,345
		Exelon Corp., Sr. Unsec’d. Notes,
Baa1	30	4.900%, 6/15/15	32,038
		Exelon Generation Co. LLC, Sr. Unsec’d. Notes,
A3	250	6.250%, 10/01/39	267,049
		Florida Power & Light Co., First Mtge. Bonds,
Aa3	60	5.950%, 10/01/33	66,769
		Georgia Power Co., Sr. Unsec’d. Notes, Ser. B,
A2	170	5.700%, 6/01/17	193,837
		Indiana Michigan Power Co., Sr. Unsec’d. Notes, Ser. INDF,
Baa2	90	5.050%, 11/15/14	96,549
		Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A,
A1	265	6.250%, 6/17/14	289,142
		Midamerican Energy Holdings Co., Sr. Unsec’d. Notes,
Baa1	75	5.750%, 4/01/18	83,903
Baa1	115	5.950%, 5/15/37	123,153
		National Rural Utilities Cooperative Finance Corp., Sr. Unsec’d. Notes, Ser. C, MTN,
A2	15	7.250%, 3/01/12	16,449
		Nevada Power Co., Genl. Ref. Mtge., Ser. O,
Baa3	280	6.500%, 5/15/18	319,628
		Niagara Mohawk Power Corp., Sr. Unsec’d. Notes, 144A,
A3	100	4.881%, 8/15/19	105,470
		NiSource Finance Corp., Gtd. Notes,
Baa3	55	5.250%, 9/15/17	56,641
Baa3	70	5.450%, 9/15/20	72,096
		NSTAR Electric Co., Sr. Unsec’d. Notes,
A1	110	4.875%, 4/15/14	119,372
		NSTAR Electric Co., Unsec’d. Notes, Sr. Unsec’d. Notes,
A2	90	4.500%, 11/15/19	95,626
		Oncor Electric Delivery Co., Sr. Sec’d. Notes,
Baa1	120	7.000%, 9/01/22	144,665
		Pacific Gas & Electric Co., First Mtge., Sr. Unsec’d. Notes,
A3	295	6.050%, 3/01/34	329,137
		Public Service Co. of New Mexico, Sr. Unsec’d. Notes,
Baa3	55	7.950%, 5/15/18	57,930

		Public Service Electric & Gas Co., Sec’d. Notes, MTN,
A2	125	5.800%, 5/01/37	141,397
		Southern California Edison Co., Ser. 04-F,
A1	100	4.650%, 4/01/15	109,239
		Xcel Energy, Inc., Sr. Unsec’d. Notes,
Baa1	36	5.613%, 4/01/17	39,501
Baa1	95	6.500%, 7/01/36	109,593

			5,163,854
Energy - Integrated 0.2%
		Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes, Ser. WI,
Baa2	150	6.750%, 11/15/39	172,216
		Hess Corp., Sr. Unsec’d. Notes,
Baa2	65	6.000%, 1/15/40	67,200
		Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes,
Baa2	65	7.250%, 12/15/19	78,552
		TNK-BP Finance SA (Luxembourg), Gtd. Notes, 144A,
Baa2	295	7.500%, 7/18/16	305,325
		Western Oil Sands, Inc. (Canada), Gtd. Notes,
Baa1	55	8.375%, 5/01/12	61,089

			684,382
Energy - Other 0.2%
		Anadarko Petroleum Corp.,
Ba1	75	6.200%, 3/15/40	59,339
		Devon Financing Corp. ULC (Canada), Gtd. Notes,
Baa1	71	7.875%, 9/30/31	90,178
		Halliburton Co., Sr. Unsec’d. Notes,
A2	30	5.500%, 10/15/10	30,333
		Nexen, Inc. (Canada), Sr. Unsec’d. Notes,
Baa3	25	6.400%, 5/15/37	26,070
		Questar Market Resources, Inc., Sr. Unsec’d. Notes,
Baa3	90	6.800%, 3/01/20	93,537
		Woodside Finance Ltd. (Australia), Gtd. Notes, 144A,
Baa1	265	5.000%, 11/15/13	281,907
		XTO Energy, Inc., Sr. Unsec’d. Notes,
Aaa	135	6.250%, 8/01/17	160,755

			742,119
Foods 0.6%
		Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 144A,
Baa2	235	8.000%, 11/15/39	307,067
		Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes,
Baa2	350	5.375%, 1/15/20	377,157
		Bunge Ltd., Gtd. Notes,
Baa2	215	5.350%, 4/15/14	227,092
		Bunge Ltd. Finance Corp., Gtd. Notes,
Baa2	145	8.500%, 6/15/19	173,155

		Cargill, Inc., Sr. Unsec’d. Notes, 144A,
		6.000%, 11/27/17
A2	150	(original cost $149,288; purchased date 11/19/07)(c)(g)	171,883
		ConAgra Foods, Inc., Sr. Unsec’d. Notes,
Baa2	9	7.875%, 9/15/10	9,115
		Delhaize America, Inc., Gtd. Notes,
Baa3	100	9.000%, 4/15/31	136,677
		Delhaize Group SA (Belgium), Gtd. Notes,
Baa3	110	6.500%, 6/15/17	126,753
		H.J. Heinz Finance Co., Gtd. Notes, 144A,
Baa2	70	7.125%, 8/01/39	85,581
		Kraft Foods, Inc., Sr. Unsec’d. Notes,
Baa2	270	6.500%, 2/09/40	301,949
		Kroger Co. (The), Gtd. Notes,
Baa2	35	6.800%, 4/01/11	36,296
		Ralcorp Holdings, Inc., Sr. Sec’d. Notes,
Baa3	150	6.625%, 8/15/39	163,696
		Tyson Foods, Inc.,
Ba3	150	7.850%, 4/01/16	163,125
		Yum! Brands, Inc., Sr. Unsec’d. Notes,
Baa3	35	8.875%, 4/15/11	36,976

			2,316,522
Healthcare & Pharmaceutical 0.5%
		AmerisourceBergen Corp., Gtd. Notes,
Baa3	200	5.625%, 9/15/12	216,775
		AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes,
A1	110	6.450%, 9/15/37	133,298
		Cardinal Health, Inc., Sr. Unsec’d. Notes,
Baa3	110	5.500%, 6/15/13	120,126
		Genentech, Inc., Sr. Unsec’d. Notes,
AA-(e)	60	4.750%, 7/15/15	66,386
		GlaxoSmithKline Capital, Inc.,
A1	220	6.375%, 5/15/38	261,830
		Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes,
Baa2	250	5.625%, 12/15/15	276,682
		Merck & Co., Inc., Gtd. Notes,
Aa3	194	6.000%, 9/15/17	227,917
		Merck & Co., Inc., Sr. Unsec’d. Notes,
Aa3	30	5.750%, 11/15/36	33,749
Aa3	30	5.850%, 6/30/39	34,592
Aa3	30	5.950%, 12/01/28	34,509
		Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes,
Baa3	75	6.125%, 8/15/19	84,439

		Wyeth, Gtd. Notes,
A1	35	5.500%, 2/01/14	39,317
A1	200	5.950%, 4/01/37	226,550
A1	10	6.450%, 2/01/24	11,829

			1,767,999
Healthcare Insurance 0.4%
		Aetna, Inc., Sr. Unsec’d. Notes,
Baa1	80	5.750%, 6/15/11	83,224
Baa1	110	6.625%, 6/15/36	122,421
		Cigna Corp., Sr. Unsec’d. Notes,
Baa2	140	6.150%, 11/15/36	143,996
		Coventry Health Care, Inc., Sr. Unsec’d. Notes,
Ba1	540	6.125%, 1/15/15	551,400
		UnitedHealth Group, Inc., Sr. Unsec’d. Notes,
Baa1	290	5.250%, 3/15/11	297,564
Baa1	60	6.000%, 6/15/17	65,883
Baa1	100	6.500%, 6/15/37	107,899
Baa1	80	6.625%, 11/15/37	87,936
		WellPoint, Inc., Sr. Unsec’d. Notes,
Baa1	170	5.000%, 12/15/14	184,701

			1,645,024
Insurance 0.9%
		American International Group, Inc., Sr. Unsec’d. Notes,
A3	130	4.250%, 5/15/13	125,450
		AXA SA (France), Sub. Notes,
A3	35	8.600%, 12/15/30	39,532
		Axis Specialty Finance LLC, Gtd. Notes,
Baa1	160	5.875%, 6/01/20	153,316
		Berkshire Hathaway Finance Corp., Gtd. Notes,
Aa2	95	4.750%, 5/15/12	100,857
Aa2	135	5.750%, 1/15/40	142,949
		Chubb Corp., Sr. Unsec’d. Notes,
A2	310	6.000%, 11/15/11	328,774
		Chubb Corp., Jr. Sub. Notes,
A3	210	6.375%, 3/29/67(d)	201,600
		Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes, MTN,
Baa3	90	6.000%, 1/15/19	90,791
		Liberty Mutual Group, Inc., Bonds, 144A,
Baa2	180	7.000%, 3/15/34	169,880
		Lincoln National Corp., Sr. Unsec’d. Notes,
Baa2	110	6.300%, 10/09/37	106,377
Baa2	90	7.000%, 6/15/40	94,792
Baa2	70	8.750%, 7/01/19	85,791
		Lincoln National Corp., Jr. Sub. Notes,
Ba1	40	6.050%, 4/20/67(b)(d)	30,000
		Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes,
Baa2	50	5.150%, 9/15/10	50,360

		MetLife, Inc., Sr. Unsec’d. Notes,
A3	205	5.700%, 6/15/35	200,490
A3	70	6.125%, 12/01/11	74,061
A3	15	6.375%, 6/15/34	15,731
A3	50	6.750%, 6/01/16	56,567
		New York Life Insurance Co., Sub. Notes, 144A,
Aa2	110	6.750%, 11/15/39	128,491
		Northwestern Mutual Life Insurance, Notes, 144A,
Aa2	60	6.063%, 3/30/40	64,322
		Ohio National Financial Services, Inc., Sr. Notes, 144A,
Baa1	105	6.375%, 4/30/20	110,503
		Pacific Life Insurance Co., Sub. Notes, 144A,
		9.250%, 6/15/39
A3	150	(original cost $149,928; purchased date 06/16/09)(g)	185,892
		Progressive Corp. (The), Jr. Sub. Notes,
A2	110	6.700%, 6/15/37(d)	102,850
		St. Paul Travelers Cos., Inc., Sr. Unsec’d. Notes,
A2	140	6.750%, 6/20/36	163,605
		Teachers Insurance & Annuity Association of America, Notes, 144A,
Aa2	240	6.850%, 12/16/39(b)	279,539
		Travelers Cos., Inc. (The), Jr. Sub. Notes,
A3	135	6.250%, 3/15/37(d)	126,680
		W.R. Berkley Corp., Sr. Unsub. Notes,
Baa2	90	6.150%, 8/15/19	92,006
		W.R. Berkley Corp., Sr. Unsec’d. Notes,
Baa2	110	5.600%, 5/15/15	111,174
		XL Capital Ltd. (Cayman Islands), Sr. Unsec’d. Notes,
Baa2	15	5.250%, 9/15/14	15,348

			3,447,728
Lodging 0.2%
		Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes,
Ba1	300	6.250%, 2/15/13	311,250
Ba1	500	6.750%, 5/15/18	500,000

			811,250
Media & Entertainment 0.2%
		News America, Inc., Gtd. Notes,
Baa1	110	6.150%, 3/01/37	114,722
Baa1	125	7.625%, 11/30/28	144,242
		Time Warner, Inc., Gtd. Notes,
Baa2	125	4.875%, 3/15/20	128,909
Baa2	160	7.250%, 10/15/17	190,714
Baa2	100	9.150%, 2/01/23	134,630

		Viacom, Inc., Sr. Unsec’d. Notes,
Baa2	105	6.750%, 10/05/37	117,258
Baa2	100	6.875%, 4/30/36	113,207

			943,682
Metals 0.4%
		ArcelorMittal (Netherlands), Sr. Unsec’d. Notes,
Baa3	385	5.375%, 6/01/13	404,904
		Newmont Mining Corp., Gtd. Notes,
Baa2	145	6.250%, 10/01/39	158,241
		Rio Tinto Finance USA Ltd. (Australia),
Baa1	400	5.875%, 7/15/13	438,261
		Rio Trinto Alcan, Inc. (Canada), Sr. Unsec’d. Notes,
BBB+(e)	115	5.000%, 6/01/15	122,333
		Rio Trinto Alcon, Inc. (Canada), Sr. Unsec’d. Notes,
BBB+(e)	70	4.500%, 5/15/13	73,595
		Southern Copper Corp., Sr. Unsec’d. Notes,
Baa2	95	7.500%, 7/27/35	102,533
		United States Steel Corp., Sr. Unsec’d. Notes,
Ba2	250	5.650%, 6/01/13	252,500
		Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A,
Baa2	70	5.500%, 11/16/11	72,771

			1,625,138
Non Captive Finance 0.6%
		General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. A, MTN,
Aa2	90	6.125%, 2/22/11	92,892
		General Electric Capital Corp., Sr. Unsec’d. Notes, MTN,
Aa2	320	5.500%, 1/08/20(b)	338,162
Aa2	90	5.875%, 1/14/38	88,254
		General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, MTN,
Aa2	600	6.000%, 8/07/19(h)	649,543
		HSBC Finance Corp., Sr. Unsec’d. Notes,
A3	100	5.700%, 6/01/11	103,352
		International Lease Finance Corp., Sr. Unsec’d. Notes,
B1	400	6.375%, 3/25/13	375,000
		SLM Corp., Sr. Unsec’d. Notes, MTN,
Ba1	130	8.000%, 3/25/20	114,164
Ba1	480	8.450%, 6/15/18	442,949

			2,204,316

Packaging
		Sealed Air Corp., Sr. Unsec’d. Notes, 144A,
Baa3	75	6.875%, 7/15/33	69,356

Paper 0.1%
		International Paper Co., Sr. Unsec’d. Notes,
Baa3	175	7.300%, 11/15/39	192,978
Baa3	85	7.500%, 8/15/21(b)	99,526

			292,504
Pipelines & Other 0.3%
		CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes,
Baa3	90	6.250%, 2/01/37	95,272
		Duke Energy Field Services LLC, Sr. Unsec’d. Notes,
Baa2	365	7.875%, 8/16/10	367,835
		ONEOK Partners LP, Gtd. Notes,
Baa2	85	6.650%, 10/01/36	87,192
		Sempra Energy, Sr. Unsec’d. Notes,
Baa1	15	6.000%, 2/01/13	16,303
		Spectra Energy Capital LLC,
Baa2	500	6.200%, 4/15/18	554,163
		Spectra Energy Capital LLC, Sr. Unsec’d. Notes,
Baa2	45	6.250%, 2/15/13	48,886

			1,169,651
Railroads 0.1%
		Burlington Northern Santa Fe Corp., Sr. Unsec’d. Notes,
A3	135	6.700%, 8/01/28	154,069
		CSX Corp., Sr. Unsec’d. Notes,
Baa3	170	6.150%, 5/01/37	185,892
		Norfolk Southern Corp., Sr. Unsec’d. Notes,
Baa1	105	5.590%, 5/17/25	112,491
Baa1	4	7.800%, 5/15/27	5,149

			457,601
Real Estate Investment Trusts 0.3%
		Brandywine Operating Partnership, Gtd. Notes,
Baa3	74	5.750%, 4/01/12	76,451
		Mack-Cali Realty Corp., Sr. Unsec’d. Notes,
Baa2	115	7.750%, 8/15/19	135,139
		Post Apartment Homes LP, Sr. Unsec’d. Notes,
Baa3	90	5.450%, 6/01/12	93,407
Baa3	135	6.300%, 6/01/13	143,288
		ProLogis, Sr. Unsec’d. Notes,
Baa2	135	6.875%, 3/15/20	127,598
		Simon Property Group LP, Sr. Unsec’d. Notes,
A3	500	6.125%, 5/30/18(b)	551,888

			1,127,771
Retailers 0.2%
		CVS Caremark Corp., Sr. Unsec’d. Notes,
Baa2	260	5.750%, 8/15/11	271,663
Baa2	200	6.125%, 9/15/39	213,787
		Federated Retail Holdings, Inc., Gtd. Notes,
Ba1	45	5.350%, 3/15/12	46,013
		Home Depot, Inc. (The), Sr. Unsec’d. Notes,
Baa1	80	5.875%, 12/16/36	82,008

		Kohl’s Corp., Sr. Unsec’d. Notes,
Baa1	170	6.875%, 12/15/37	205,388
		Lowe’s Cos., Inc., Sr. Unsec’d. Notes,
A1	60	6.500%, 3/15/29	70,406

			889,265
Technology 0.2%
		Electronic Data Systems LLC, Sr. Unsec’d. Notes,
A2	25	7.450%, 10/15/29	32,482
		Fiserv, Inc., Gtd. Notes,
Baa2	220	6.125%, 11/20/12	241,235
		Intuit, Inc., Sr. Unsec’d. Notes,
Baa1	125	5.400%, 3/15/12	132,702
		Xerox Corp., Sr. Unsec’d. Notes,
Baa2	445	4.250%, 2/15/15	460,707

			867,126
Telecommunications 1.1%
		America Movil SAB de CV (Mexico), Gtd. Notes, 144A,
A2	100	6.125%, 3/30/40	104,423
		AT&T Corp., Gtd. Notes,
A2	115	7.300%, 11/15/11	124,305
		Cingular Wireless Services, Inc., Gtd. Notes,
A2	120	8.125%, 5/01/12	134,279
		Deutsche Telekom International Finance BV (Netherlands), Gtd. Notes,
Baa1	60	8.750%, 6/15/30	77,502
		Embarq Corp., Sr. Unsec’d. Notes,
		7.082%, 6/01/16
Baa3	80	(original cost $79,995; purchased date 05/12/06)(c)(g)	85,285
		7.995%, 6/01/36
Baa3	400	(original cost $407,390; purchased date 05/12/06 - 04/10/07)(c)(g)	396,969
		France Telecom SA (France), Sr. Unsec’d. Notes,
A3	75	8.500%, 3/01/31	103,208
		Koninklijke (Royal) KPN NV (Netherlands), Sr. Unsec’d. Notes,
Baa2	105	8.000%, 10/01/10	106,673
		New Cingular Wireless Services, Inc., Sr. Unsec’d. Notes,
A2	315	8.750%, 3/01/31	432,433
		PCCW HKT Capital Ltd. (British Virgin Islands), Gtd. Notes, 144A,
Baa2	555	8.000%, 11/15/11	593,156
		Qwest Corp., Sr. Unsec’d. Notes,
Ba1	400	8.875%, 3/15/12	429,000
		Telecom Italia Capital SA (Luxembourg), Gtd. Notes,
Baa2	90	5.250%, 11/15/13	92,960
Baa2	290	7.175%, 6/18/19(b)	312,218

		Telefonica Emisiones Sau (Spain), Gtd. Notes,
Baa1	125	5.134%, 4/27/20	125,287
Baa1	180	5.877%, 7/15/19	191,984
		Telefonos de Mexico SAB de CV (Mexico), Sr. Unsec’d. Notes, 144A,
A3	40	5.500%, 11/15/19	41,864
		TELUS Corp. (Canada), Sr. Unsec’d. Notes,
Baa1	187	8.000%, 6/01/11	198,235
		U.S. Cellular Corp., Sr. Unsec’d. Notes,
Baa2	50	6.700%, 12/15/33	51,412
		Verizon Communications, Inc., Sr. Unsec’d. Notes,
A3	600	6.100%, 4/15/18	681,167

			4,282,360
Tobacco 0.3%
		Altria Group, Inc., Gtd. Notes,
Baa1	40	9.250%, 8/06/19	49,925
Baa1	190	9.700%, 11/10/18	240,612
Baa1	25	9.950%, 11/10/38	32,844
Baa1	160	10.200%, 2/06/39	214,623
		Lorillard Tobacco Co., Gtd. Notes,
Baa2	115	8.125%, 6/23/19	127,541
		Philip Morris International, Inc., Sr. Unsec’d. Notes,
A2	65	6.375%, 5/16/38	76,275
		Reynolds American, Inc., Gtd. Notes,
Baa3	220	6.750%, 6/15/17	238,345
Baa3	35	7.250%, 6/15/37	36,009

			1,016,174

		TOTAL CORPORATE BONDS (cost $45,556,861)	48,054,962

ASSET BACKED SECURITIES 0.5%
Non-Residential Mortgage Asset-Backed Security 0.1%
		Citibank Credit Card Issuance Trust, Ser. 2006-C1, Class C1,
Baa2	300	0.748%, 2/20/15(d)	287,333

Residential Mortgage Backed Securities 0.4%
		Amortizing Residential Collateral Trust, Ser. 2002- BC7, Class M2,
CC(e)	21	1.697%, 10/25/32(d)	1,532
		CDC Mortgage Capital Trust, Ser. 2002-HE3, Class M1,
Baa2	101	1.997%, 3/25/33(d)	68,902
		Countrywide Asset-Backed Certificates, Ser. 2004- 1, Class M1,
Aa1	520	0.847%, 3/25/34(d)	401,625
		Credit-Based Asset Servicing and Securitization LLC, Ser. 2005-CB6, Class A3,
B3	82	5.120%, 7/25/35	73,911

		Equity One ABS, Inc., Ser. 2004-3, Class M1,
Aa2	161	5.700%, 7/25/34	132,004
		First Franklin Mortgage Loan Asset Backed Certs., Ser. 2005-FFH1, Class M2,
C	300	0.867%, 6/25/36(d)	47,458
		HFC Home Equity Loan Asset Backed Certs., Ser. 2005-2, Class M2,
Aa1	81	0.838%, 1/20/35(d)	70,614
		Morgan Stanley ABS Capital I, Ser. 2004-NC1, Class M1,
Aa2	505	1.397%, 12/25/33(d)	386,617
		Morgan Stanley Dean Witter Capital I, Ser. 2002- NC4, Class M1,
A2	155	1.622%, 9/25/32(d)	123,866
		Morgan Stanley Dean Witter Capital I, Ser. 2002- HE1, Class M1,
B3	194	1.247%, 7/25/32(d)	130,969
		Residential Asset Securities Corp., Ser. 2004-KS2, Class MI1,
A1	37	4.710%, 3/25/34(d)	20,108
		Securitized Asset Backed Receivables LLC Trust, Ser. 2006-FR3, Class A3,
Caa1	300	0.597%, 5/25/36(d)	117,815
		Securitized Asset Backed Receivables LLC Trust, Ser. 2004-OP1, Class M1,
Aa2	265	1.112%, 2/25/34(d)	209,265

			1,784,686

		TOTAL ASSET BACKED SECURITIES (cost $2,749,843)	2,072,019

COLLATERALIZED MORTGAGE OBLIGATIONS 0.5%
		Banc of America Alternative Loan Trust, Ser. 2005-12, Class 3CB1,
Caa2	605	6.000%, 1/25/36	414,539
		Banc of America Mortgage Securities, Inc., Ser. 2005-A, Class 2A1,
B2	120	3.179%, 2/25/35(d)	102,800
		Ser. 2005-B, Class 2A1,
Caa1	121	3.052%, 3/25/35(d)	100,317
		Chase Mortgage Finance Corp., Ser. 2007-A1, Class 1A5,
Baa1	436	3.293%, 2/25/37(d)	420,943
		Countrywide Alternative Loan Trust, Ser. 2004-18CB, Class 3A1,
A1	186	5.250%, 9/25/19	185,978
		JPMorgan Mortgage Trust, Ser. 2007-A1, Class 4A1,
B1	290	3.448%, 7/25/35(d)	276,253

		Master Alternative Loans Trust,
		Ser. 2003-8, Class 4A1,
AAA(e)	15	7.000%, 12/25/33	15,166
		Ser. 2004-4, Class 4A1,
Aaa	231	5.000%, 4/25/19	230,448
		Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A3,
A1	156	2.744%, 2/25/34(d)	146,229
		Washington Mutual Alternative Mortgage Pass- Through Certs.,
		Ser. 2005-1, Class 3A,
A+(e)	98	5.000%, 3/25/20	84,306

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $2,258,951)	1,976,979

COMMERCIAL MORTGAGE BACKED SECURITIES 4.4%
		Banc of America Commercial Mortgage, Inc.,
		Ser. 2004-1, Class XP, I/O,
AAA(e)	1,364	0.837%, 11/10/39(d)	7,004
		Ser. 2004-2, Class A3,
Aaa	183	4.050%, 11/10/38	185,443
		Ser. 2004-2, Class A4,
Aaa	560	4.153%, 11/10/38	572,540
		Ser. 2006-4, Class A3A,
Aaa	500	5.600%, 7/10/46	532,281
		Ser. 2007-1, Class A2,
Aaa	200	5.381%, 1/15/49	205,481
		Bear Stearns Commercial Mortgage Securities,
		Ser. 2001-TOP4, Class E, 144A,
A3	430	6.470%, 11/15/33(d)	391,233
		Ser. 2004-T16, Class X2, I/O,
AAA(e)	2,819	0.708%, 2/13/46(d)	45,936
		Ser. 2005-T18, Class AAB,
Aaa	342	4.823%, 2/13/42(d)	357,747
		Ser. 2006-BBA7, Class A1, 144A,
Aaa	130	0.459%, 3/15/19(d)	121,008
		C.W. Capital Cobalt Ltd., Ser. 2007-C3, Class A3,
AAA(e)	500	6.015%, 5/15/46(d)	525,783
		Citigroup Commercial Mortgage Trust, Ser. 2006-C5, Class ASB,
Aaa	740	5.413%, 10/15/49	790,778
		Commercial Mortgage Acceptance Corp., Ser. 1998-C2, Class X,
AAA(e)	844	1.846%, 9/15/30(d)	46,957
		Commercial Mortgage Pass-Through Certs., Ser. 2004-LB2A, Class X2, 144A,
AAA(e)	1,515	0.849%, 3/10/39(d)	8,247
		Credit Suisse First Boston Mortgage Securities Corp.,

		Ser. 2004-C4, Class A4,
Aaa	300	4.283%, 10/15/39	303,526
		Ser. 2005-C5, Class A4,
AAA(e)	1,200	5.100%, 8/15/38(d)	1,264,771
		Ser. 2005-C6, Class A4,
Aaa	750	5.230%, 12/15/40(d)	794,105
		Credit Suisse Mortgage Capital Certificates,
		Ser. 2006-C1, Class A4,
AAA(e)	800	5.609%, 2/15/39(d)	841,749
		Ser. 2006-C5, Class A2,
Aaa	700	5.246%, 12/15/39	720,000
		GE Capital Commercial Mortgage Corp., Ser. 2004-C2, Class X2, 144A,
Aaa	2,905	0.598%, 3/10/40(d)	13,394
		GMAC Commercial Mortgage Securities, Inc., Ser. 2005-C1, Class A5,
AAA(e)	645	4.697%, 5/10/43	671,623
		Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A2,
Aaa	500	5.381%, 3/10/39	518,303
		JPMorgan Chase Commercial Mortgage Securities Corp.,
		Ser. 2005-CB12, Class A4,
Aaa	500	4.895%, 9/12/37	523,897
		Ser. 2006-CB16, Class ASB,
Aaa	700	5.523%, 5/12/45	747,362
		Ser. 2006-LDP6, Class X2, I/O,
Aaa	23,081	0.065%, 4/15/43(d)	61,386
		LB-UBS Commercial Mortgage Trust,
		Ser. 2004-C6, Class A5,
AAA(e)	800	4.826%, 8/15/29(d)	825,964
		Ser. 2005-C3, Class A3,
Aaa	500	4.647%, 7/15/30	511,516
		Merrill Lynch Mortgage Trust, Ser. 2004-KEY2, Class A3,
Aaa	400	4.615%, 8/12/39	416,082
		Merrill Lynch/Countrywide Commercial Mortgage Trust,
		Ser. 2006-2, Class A4,
Aaa	480	6.104%, 6/12/46(d)	510,668
		Ser. 2007-7, Class ASB,
Aaa	1,500	5.745%, 6/12/50(d)	1,556,642
		Morgan Stanley Capital I,
		Ser. 2007-HQ11, Class AAB,
Aaa	1,000	5.444%, 2/12/44	1,050,303
		Ser. 2007-T27, Class AAB,
AAA(e)	260	5.802%, 6/11/42(d)	278,396
		Ser. 2008-T29, Class A3,
AAA(e)	517	6.458%, 1/11/43(d)	556,793

		Wachovia Bank Commercial Mortgage Trust,
		Ser. 2005-C22, Class A3,
Aaa	500	5.465%, 12/15/44(d)	517,204
		Ser. 2006-C25, Class A4,
Aaa	150	5.925%, 5/15/43(d)	161,808
		Ser. 2006-C25, Class A3,
Aaa	500	5.890%, 5/15/43(d)	517,624

		TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (cost $16,204,834)	17,153,554

FOREIGN AGENCIES 0.4%
		Commonwealth Bank of Australia (Australia), 144A,
Aaa	1,220	2.700%, 11/25/14	1,240,489
		RSHB Capital SA For OJSC Russian Agricultural Bank (Luxembourg), Sr. Sec’d. Notes, 144A,
Baa1	460	6.299%, 5/15/17	456,550

		TOTAL FOREIGN AGENCIES (cost $1,679,146)	1,697,039

MORTGAGE BACKED SECURITIES 13.7%
		Federal Home Loan Mortgage Corp.,
	1,577	4.500%, 1/01/19 - 7/01/20	1,679,971
	1,500	4.500%, TBA 30 YR	1,548,282
	1,717	5.000%, 7/01/18 - 5/01/34	1,838,836
	2,000	5.000%, TBA 30 YR(i)	2,107,188
	337	5.209%, 12/01/35(d)	358,617
	2,119	5.500%, 12/01/33 - 10/01/37	2,282,603
	1,500	5.500%, TBA 30 YR(i)	1,604,766
	481	6.000%, 1/01/34	528,133
	326	7.000%, 6/01/14 - 11/01/33	367,863
		Federal National Mortgage Association,
	196	4.000%, 5/01/19	207,130
	500	4.000%, TBA 30 YR(i)	506,328
	3,318	4.500%, 11/01/18 - 2/01/39	3,499,478
	500	4.500%, TBA 15 YR	527,422
	2,500	4.500%, TBA 30 YR	2,591,015
	2,007	5.000%, 10/01/18 - 2/01/36	2,135,606
	500	5.000%, TBA 15 YR(i)	533,438
	4,500	5.000%, TBA 30 YR	4,743,986
	6,563	5.500%, 12/01/16 - 7/01/34	7,081,024
	790	5.759%, 7/01/37(d)	843,605
	3,708	6.000%, 9/01/13 - 8/01/38	4,067,090
	3,000	6.000%, TBA 30 YR(i)	3,245,157
	3,340	6.500%, 5/01/13 - 10/01/37	3,670,645
	75	7.000%, 6/01/32	85,297
	6	7.500%, 9/01/30	6,488
	13	8.000%, 12/01/23	14,799
	11	8.500%, 2/01/28	12,916

		Government National Mortgage Association,
	2,000	4.500%, TBA 30 YR(i)	2,078,444
	1,000	5.000%, TBA 30 YR(i)	1,058,754
	2,602	5.500%, 7/15/33 - 2/15/36	2,824,690
	1,000	6.000%, TBA 30 YR(i)	1,089,688
	510	6.500%, 9/15/23 - 8/15/32	565,989
	112	7.000%, 6/15/24 - 5/15/31	126,763
	12	7.500%, 4/15/29 - 5/15/31	13,230
	102	8.000%, 8/15/22 - 6/15/25	117,257

		TOTAL MORTGAGE BACKED SECURITIES (cost $51,605,669)	53,962,498

MUNICIPAL BONDS 0.4%
		Bay Area Toll Auth. Toll Brdg. Rev., BABs,
Aa3	220	6.263%, 4/01/49	232,305
		Chicago O’Hare Int’l. Arpt., BABs,
A1	160	6.395%, 1/01/40	173,374
		Metropolitan Government of Nashville & Davidson County Convention Center Auth, BABs,
Aa2	160	6.731%, 7/01/43	172,334
		New Jersey State Tpk. Auth. Rev.,Tax. Issuer Subs., Ser. F, BABs,
A3	165	7.414%, 1/01/40	207,969
		New York City Trans. Fin. Auth.,Tax. Future, Tax. Secd. Sub., Ser. C-2, BABs,
Aa1	190	5.767%, 8/01/36	197,287
		Oregon State Dept. of Tran. Hwy. Rev., Tax. Issuer Subs., Ser. A, BABs,
Aa2	70	5.834%, 11/15/34	77,072
		State of California, BABs,
A1	90	7.500%, 4/01/34	96,030
		State of California, G.O.,Tax. Var. Purp., BABs,
A1	40	7.550%, 4/01/39	43,599
		State of California,G.O., BABs,
A1	210	7.300%, 10/01/39	220,945
		State of Illinois, Taxable, Ser. 3, G.O., BABs,
A1	15	6.725%, 4/01/35	14,833

		TOTAL MUNICIPAL BONDS (cost $1,346,167)	1,435,748

SOVEREIGN BOND
		Qatar Government International Bond (Qatar), 144A,
Aa2	125	6.400%, 1/20/40	132,813

		(cost $124,731)

U.S. GOVERNMENT AGENCY OBLIGATIONS 1.1%
	Federal Home Loan Bank,
435	5.625%, 6/11/21	512,134
	Federal Home Loan Mortgage Corp.,
590	3.750%, 3/27/19(b)	615,561
60	4.750%, 1/18/11	61,444
130	5.125%, 11/17/17	149,773
	Federal National Mortgage Association,
910	4.375%, 10/15/15	1,006,456
620	5.000%, 2/13/17	704,696
95	5.375%, 6/12/17(b)	110,692
280	6.625%, 11/15/30	364,128
	Resolution Funding Corp. Interest Strip,
330	4.780%, 4/15/18(j)	259,924
	Tennessee Valley Authority,
280	4.500%, 4/01/18	309,567

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $3,883,350)	4,094,375

U.S. GOVERNMENT TREASURY SECURITIES 3.8%
	U.S. Treasury Bonds,
140	4.625%, 2/15/40(b)	157,369
1,515	7.125%, 2/15/23	2,097,564
445	7.500%, 11/15/24	645,528
	U.S. Treasury Notes,
275	1.875%, 6/30/15	276,052
760	2.750%, 11/30/16	779,178
805	3.500%, 5/15/20(b)	842,481
750	3.625%, 8/15/19	793,067
	U.S. Treasury Strip Coupon,
3,665	3.890%, 5/15/24(k)	2,148,247
2,075	3.930%, 11/15/24(k)	1,185,192
1,880	3.920%, 8/15/24(k)	1,086,883
500	3.960%, 2/15/25(k)	281,848
600	3.550%, 8/15/21(k)	405,410
1,500	3.660%, 5/15/22(k)	975,637
475	3.690%, 8/15/22(k)	304,930
1,765	3.850%, 11/15/23(k)	1,060,497
1,600	3.970%, 5/15/25(k)	892,208
	U.S. Treasury Strip Principal,
190	3.760%, 8/15/23(j)	116,537
1,650	3.720%, 2/15/23(j)	1,036,182

	TOTAL U.S. GOVERNMENT TREASURY SECURITIES (cost $14,095,422)	15,084,810

	TOTAL LONG-TERM INVESTMENTS (cost $356,668,385)	370,212,041

SHORT-TERM INVESTMENTS 14.8%
U.S. Government Treasury Securities 0.2%
		U.S. Treasury Bills
	70	0.070%, 9/16/10(l)	69,977
	500	0.150%, 12/16/10(l)	499,521

		TOTAL U.S. GOVERNMENT TREASURY SECURITIES (cost $569,640)	569,498

Shares
AFFILIATED MUTUAL FUNDS 14.6%
		Prudential Investment Portfolios 2-Prudential Core Short-Term Bond Fund(m)
	2,760,393	(cost $27,016,051)	24,208,647
		Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund
	33,259,754	(cost $33,259,754; includes $14,039,941 of cash collateral received for securities on loan)(m)(n)	33,259,754

		TOTAL AFFILIATED MUTUAL FUNDS (cost $60,275,805)	57,468,401

		TOTAL SHORT-TERM INVESTMENTS (cost $60,845,445)	58,037,899

		Total Investments (o) 108.8% (cost $417,513,830)(p)	428,249,940

		Liabilities in excess of other assets(q) (8.8%)	(34,489,252)

		NET ASSETS 100.0%	$393,760,688

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ABS—Asset-Based Security

BABs—Build America Bonds

HFC—Housing Finance Corporation

LLC—Limited Liability Corporation

LP—Limited Partnership

MTN—Medium Term Note

NR—Not Rated

REIT—Real Estate Investment Trust

SA—Special Assessment

STRIP—Separate trading of registered interest and principal of securities.

TBA—To Be Announced

ULC—Unlimited Liability Corporation

†	The ratings reflected are as of June 30, 2010. Ratings of certain bonds may have changed subsequent to that date.
#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $13,598,694; cash collateral of $14,039,941 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Indicates a security that has been deemed illiquid.
(d)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2010.
(e)	Standard and Poor’s Rating.
(f)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(g)	Indicates a restricted security, the aggregate original cost of such securities is $1,211,825. The aggregate value of $1,313,766 is approximately 0.3% of net assets.
(h)	Security segregated as collateral for futures contracts.
(i)	Principal amount of $11,500,000 represents a to-be announced (“TBA”) mortgage dollar roll.
(j)	Represents a zero coupon bond. Rate shown reflects the effective yield at June 30, 2010.
(k)	The rate shown reflects the effective yield at reporting date.
(l)	Rate quoted represents yield-to-maturity as of purchase date.
(m)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2-Prudential Core Short-Term Bond Fund.
(n)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(o)	As of June 30, 2010, 912 securities representing $17,793,945 and 4.5% of the net assets were fair valued in accordance with the policies adopted by the Board of Directors.
(p)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of June 30, 2010 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$420,657,501	$30,513,340	$(22,920,901)	$7,592,439

The difference between the book basis and tax basis of investments is primarily attributable to deferred losses on wash sales.

(q)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures contracts and credit default swaps as follows:

Open futures contracts outstanding at June 30, 2010:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2010	Unrealized Appreciation/ (Depreciation)
	Long Positions:
5	EMINI MSCI EAFE	Sep. 2010	$340,311	$328,800	$(11,511)
53	U.S. Treasury 2 Yr. Notes	Sep. 2010	11,569,300	11,597,891	28,591
210	U.S. Treasury 5 Yr. Notes	Sep. 2010	24,533,785	24,853,828	320,043
5	U.S. Treasury 5 Yr. Notes	Sep. 2010	585,117	591,758	6,641
100	S & P EMINI	Sep. 2010	5,403,365	5,133,000	(270,365)

					73,399

	Short Positions:
83	U.S. Treasury 10 Yr. Notes	Sep. 2010	$10,049,998	$10,171,391	$(121,393)
63	U.S. Treasury Long Term Bonds	Sep. 2010	7,859,778	8,032,500	(172,722)
1	U.S. Ultra Bonds	Sep. 2010	134,468	135,813	(1,345)

					(295,460)

					$(222,061)

Credit default swap agreements outstanding at June 30, 2010:

Counterparty	Termination Date	Notional Amount (000)#(2)	Fixed Rate	Reference Entity/ Obligation	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Buy Protection(1):

Barclays Bank PLC	9/20/2012	700	0.595%	Fortune Brands, Inc.	$1,589	$—	$1,589
				5.375%, due 01/15/16
Deutsche Bank AG	3/20/2014	300	7.050%	Starwood Hotels & Resorts Holdings, Inc.	(57,516)	—	(57,516)
				7.875%, due 05/01/12
JPMorgan Chase Bank	6/20/2014	240	0.650%	Bunge Ltd. Finance Corp.	7,313	—	7,313
				5.350%, due 04/15/14
Merrill Lynch Capital Services, Inc.	9/20/2016	150	1.730%	Tyson Foods, Inc.	2,860	—	2,860
				7.850%, due 04/01/16
Morgan Stanley Capital Services, Inc.	3/20/2018	300	0.700%	Avon Products, Inc.	1,176	—	1,176
				6.500%, due 03/01/19
Morgan Stanley Capital Services, Inc.	6/20/2018	500	0.970%	Simon Property Group L.P.	23,927	—	23,927
				5.250%, due 12/01/16
Morgan Stanley Capital Services, Inc.	6/20/2018	300	1.000%	Newell Rubbermaid, Inc.	9,719	—	9,719
				zero, due 07/15/28
Merrill Lynch Capital Services, Inc.	6/20/2018	500	1.130%	Spectra Energy Capital LLC	(864)	—	(864)
				6.250%, due 02/15/13
Merrill Lynch Capital Services, Inc.	6/20/2018	500	1.450%	Starwood Hotel & Resorts Worldwide, Inc.	23,677	—	23,677
				6.750%, due 05/15/18
Merrill Lynch Capital Services, Inc.	6/20/2018	300	3.050%	SLM Corp.	51,320	—	51,320

				5.125%, due 08/27/12
					$63,201	$—	$63,201

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a a buyer or credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

The following is a summary of the fair value of the derivative instruments utilized by the Fund as of June 30, 2010 categorized by risk exposure:

Derivative Fair Value at 6/30/2010
Credit contracts	$59,815
Equity contracts	(281,423)
Interest rate contracts	63,201

Total	$(158,407)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$206,752,846	$17,728,585	$—
Preferred Stocks	—	65,360	—
Rights	385	—	—
Warrant	68	—	—
Corporate Bonds	—	48,054,962	—
Asset Backed Securities	—	2,072,019	—
Collateralized Mortgage Obligations	—	1,976,979	—
Commercial Mortgage Backed Securities	—	17,153,554	—
Foreign Agencies	—	1,697,039	—
Mortgage Backed Securities	—	53,962,498	—
Municipal Bonds	—	1,435,748	—
U.S. Government Agency Obligations	—	4,094,375	—
U.S. Government Treasury Securities	—	15,654,308	—
Sovereign Bond	—	132,813	—
Affiliated Mutual Funds	57,468,401	—	—
Other Financial Instruments*
Futures	(222,061)	—	—
Credit Default Swaps	—	63,201	—

Total	$263,999,639	$164,091,441	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadviser to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Manager in consultation with the subadviser to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

A Fund may purchase or sell securities that it is entitled to receive on a when-issued basis. A Fund may also purchase or sell securities on a delayed delivery basis or through a forward commitment. These transactions involve the purchase or sale of securities by a Fund at an established price with payment and delivery taking place in the future. When a Fund purchases securities in these transactions, the Fund segregates liquid securities in an amount equal to the amount of its purchase commitments.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current exchange rates.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in open end mutual funds (other than ETF’s, which are valued as exchange traded securities), are valued at the closing net asset value per share of each underlying fund as reported on each business day.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at fair value.

Certain Funds invest in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission, and in the Prudential Core Taxable Money Market Fund (the “Portfolios”) both portfolios of the Prudential Investment Portfolios 2. The Portfolios are mutual funds registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Investment Portfolios, Inc.

By (Signature and Title)*	/S/ DEBORAH A. DOCS
Deborah A. Docs
Secretary of the Fund

Date August 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date August 24, 2010

By (Signature and Title)*	/S/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date August 24, 2010

*	Print the name and title of each signing officer under his or her signature.